UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03451

SEI Daily Income Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices)

CT Corporation

155 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: January 31, 2016

Date of reporting period: October 31, 2015

Item 1.	Schedule of Investments

SCHEDULE OF INVESTMENTS (Unaudited)

Money Market Fund

October 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CERTIFICATES OF DEPOSIT — 31.7%
ANZ New Zealand International
0.276%, 11/09/15 (A) (B)	$2,000	$2,000
0.351%, 11/29/15 (A) (B)	1,452	1,452
Bank of Montreal
0.284%, 11/04/15 (A)	2,000	2,000
0.450%, 03/28/16	1,000	1,000
Bank of Nova Scotia
0.364%, 11/05/15 (A)	1,000	1,000
0.304%, 11/09/15 (A)	286	286
0.350%, 12/01/15 (A)	3,000	3,000
Bank of Tokyo-Mitsubishi UFJ NY
0.393%, 11/01/15 (A)	1,500	1,500
0.333%, 11/01/15 (A)	1,200	1,200
0.360%, 12/03/15	437	437
0.430%, 02/25/16	1,000	1,000
BNZ International Funding
0.354%, 11/05/15 (A) (B)	1,102	1,102
0.373%, 11/14/15 (A) (B)	945	945
Canadian Imperial Bank of Commerce NY
0.414%, 11/13/15 (A)	431	431
Citibank
0.310%, 12/08/15 (A)	2,000	2,000
Commonwealth Bank of Australia
0.366%, 11/15/15 (A) (B)	986	986
DNB Bank
0.363%, 11/02/15 (A)	1,500	1,500
0.367%, 11/13/15 (A)	2,000	2,000
Fairway Finance LLC
0.364%, 11/08/15 (A) (B)	533	533
0.377%, 11/11/15 (A) (B)	624	624
0.274%, 11/20/15 (A) (B)	355	355
JPMorgan Securities LLC
0.344%, 11/04/15 (A)	1,500	1,500
0.314%, 11/04/15 (A)	1,700	1,700
0.328%, 11/30/15 (A)	1,000	1,000
National Bank of Canada
0.364%, 11/07/15 (A) (B)	1,590	1,590
0.420%, 02/17/16	1,000	1,000
Nordea Bank
0.300%, 11/30/15	5,038	5,038
Old Line Funding
0.393%, 11/01/15 (A) (B)	1,437	1,437
0.372%, 11/04/15 (A) (B)	527	527
0.374%, 11/05/15 (A) (B)	2,000	2,000
0.289%, 11/16/15 (A) (B)	1,000	1,000
0.278%, 11/30/15 (A) (B)	830	830
Royal Bank of Canada NY
0.363%, 11/14/15 (A)	2,110	2,110

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
State Street Bank
0.353%, 11/02/15 (A)	$2,000	$2,000
0.335%, 11/06/15 (A)	2,000	2,000
0.357%, 11/11/15 (A)	1,000	1,000
0.346%, 11/15/15 (A)	3,000	3,000
Sumitomo Mitsui Banking
0.347%, 11/02/15 (A)	1,082	1,082
0.345%, 11/23/15 (A)	250	250
0.417%, 11/25/15 (A)	1,000	1,000
0.320%, 11/30/15	1,000	1,000
0.330%, 12/01/15	600	600
0.330%, 12/02/15	397	397
Svenska Handelsbanken
0.305%, 11/25/15	2,000	2,000
0.285%, 12/29/15	6,000	6,000
0.465%, 03/18/16	1,426	1,426
Thunder Bay Funding LLC
0.399%, 11/08/15 (A) (B)	2,200	2,200
0.401%, 11/09/15 (A) (B)	1,213	1,213
Toyota Motor Credit
0.277%, 11/02/15 (A)	1,055	1,055
0.274%, 11/02/15 (A)	710	710
0.273%, 11/02/15 (A)	1,300	1,300
Wells Fargo Bank
0.320%, 11/01/15 (A)	1,000	1,000
0.274%, 11/08/15 (A)	1,000	1,000
0.367%, 11/25/15 (A)	2,000	2,000
Westpac Banking
0.354%, 11/03/15 (A)	4,427	4,427

Total Certificates of Deposit (Cost $81,743) ($ Thousands)		81,743

COMMERCIAL PAPER (C) (D) — 19.8%
Albion Capital LLC
0.401%, 11/06/15 (B)	1,379	1,379
ASB Finance
0.421%, 02/22/16 (B)	731	730
BNZ International Funding
0.350%, 02/02/16 (B)	919	918
Chariot Funding LLC
0.331%, 11/30/15 (B)	2,309	2,308
0.401%, 12/16/15 (B)	3,000	2,999
Coca-Cola
0.131%, 01/19/16 (B)	1,351	1,350
Fairway Finance LLC
0.274%, 11/27/15 (A) (B)	710	710
0.274%, 12/08/15 (B)	530	530

SEI Daily Income Trust / Quarterly Report / October 31, 2015	1

SCHEDULE OF INVESTMENTS (Unaudited)

Money Market Fund (Continued)

October 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
JPMorgan Securities LLC
0.396%, 11/09/15 (A) (B)	$3,495	$3,495
0.501%, 03/18/16	1,500	1,497
Jupiter Securitization
0.331%, 11/30/15 (B)	1,000	1,000
0.331%, 12/01/15 (B)	1,802	1,801
0.371%, 12/08/15 (B)	1,000	1,000
Liberty Street Funding
0.391%, 11/30/15	719	719
0.381%, 12/03/15 (B)	360	360
0.381%, 12/15/15 (B)	2,000	1,999
0.381%, 12/21/15 (B)	1,078	1,077
Manhattan Asset Funding LLC
0.260%, 12/17/15	376	376
0.340%, 01/20/16	1,900	1,898
MetLife Short Term Funding LLC
0.210%, 12/14/15 (B)	324	324
0.220%, 12/15/15 (B)	909	909
0.240%, 12/21/15 (B)	2,000	1,999
0.230%, 01/04/16 (B)	748	748
0.250%, 01/19/16 (B)	4,000	3,998
Old Line Funding
0.381%, 02/25/16 (B)	765	764
0.481%, 03/16/16 (B)	928	926
0.471%, 04/01/16 (B)	3,500	3,493
0.481%, 04/05/16 (B)	327	327
Regency Markets No. 1 LLC
0.130%, 11/05/15 (B)	1,381	1,381
0.130%, 11/06/15 (B)	1,819	1,819
Thunder Bay Funding LLC
0.401%, 12/01/15 (B)	259	259
0.461%, 01/22/16 (B)	351	351
Toyota Credit Canada
0.431%, 02/26/16	510	509
Toyota Motor Credit
0.280%, 12/24/15	1,000	999
0.401%, 03/02/16	2,358	2,355
Working Capital Management
0.140%, 11/03/15 (B)	432	432
0.250%, 12/14/15 (B)	1,638	1,637
0.250%, 12/15/15 (B)	1,580	1,580

Total Commercial Paper (Cost $50,956) ($ Thousands)		50,956

CORPORATE OBLIGATIONS — 5.9%

Financials — 5.9%
Bank of Montreal
0.800%, 11/06/15	143	143
0.362%, 11/23/15 (A)	1,000	1,000

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Bank of Nova Scotia
0.350%, 11/01/15 (A)	$1,000	$1,000
0.340%, 11/01/15 (A)	1,500	1,500
0.330%, 11/01/15 (A)	2,000	2,000
0.330%, 11/01/15 (A)	2,000	2,000
Canadian Imperial Bank of Commerce
2.350%, 12/11/15	412	413
Shell International
0.381%, 11/10/15 (A)	378	378
Sumitomo Mitsui Banking
0.380%, 11/01/15 (A)	1,500	1,500
Toronto-Dominion Bank
0.344%, 11/07/15 (A)	2,377	2,377
Wells Fargo Bank
0.320%, 11/01/15 (A)	3,000	3,000

		15,311

Total Corporate Obligations (Cost $15,311) ($ Thousands)		15,311

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.7%
FFCB
0.200%, 11/01/15 (A)	760	760
0.215%, 11/11/15 (A)	2,190	2,191
0.194%, 11/16/15 (A)	2,700	2,700
0.247%, 11/24/15 (A)	1,110	1,110
FNMA
0.216%, 11/15/15 (A)	240	240

Total U.S. Government Agency Obligations (Cost $7,001) ($ Thousands)		7,001

MUNICIPAL BONDS — 0.4%
Minnesota State, Office of Higher Education, Ser A, RB
0.130%, 11/05/15 (A) (D)	700	700
New York State, Housing & Finance Authority, Various Housing Project, RB
0.200%, 11/04/15 (A)	105	105
North Hudson Sewage Authority, Senior Lien, RB
0.120%, 11/05/15 (A)	150	150
Simmons College, Higher Education Authority, RB
0.150%, 11/05/15 (A) (D)	165	165

2	SEI Daily Income Trust / Quarterly Report / October 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Money Market Fund (Continued)

October 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Total Municipal Bonds (Cost $1,120) ($ Thousands)		$1,120

TIME DEPOSITS — 11.3%
Bank of Montreal
0.284%, 11/04/15 (A)	1,583	1,583
Citibank
0.090%, 11/02/15	10,000	10,000
Lloyds Bank
0.060%, 11/02/15	3,607	3,607
Skandinaviska Enskida Banken
0.050%, 11/02/15	2,000	2,000
Swedbank
0.050%, 11/02/15	12,000	12,000

Total Time Deposits (Cost $29,190) ($ Thousands)		29,190

REPURCHASE AGREEMENTS (E) — 24.8%
Goldman Sachs 0.070%, dated 10/30/15, to be repurchased on 11/02/15, repurchase price $7,750,045 (collateralized by a FNMA obligations, par value $8,182,922, 3.500%, 02/01/18; with total market value $7,905,046)	7,750	7,750
Mistubishi 0.090%, dated 10/30/15, to be repurchased on 11/02/15, repurchase price $28,000,210 (collateralized by FNMA, FMAC and U.S. Treasury, obligations, ranging in par value $200 - $12,276,000, 0.625% - 4.500%, 01/15/24 - 08/01/45, with total market value $28,560,214)	28,000	28,000

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Mizuho 0.120% dated 10/30/15, to be repurchased on 11/01/15, repurchase price $2,831,458 (collateralized by a U.S. Treasury Note, par value $2,404,200, 1.375%, 07/15/18, with total market value of $2,773,854) (A)	$2,719	$2,719
RBC Capital 0.090% dated 10/30/15, to be repurchased on 11/02/15, repurchase price $7,000,053 (collateralized by a U.S. Treasury Note, par value $7,061,200, 1.375%, 09/30/18, with total market value of $7,140,123)	7,750	7,750
RBC Capital 0.150%, dated 10/29/15, to be repurchased on 11/05/15, repurchase price $1,503,044 (collateralized by various corporate obligations*, ranging in par value $5,000 - $1,024,000, 2.300% - 5.000%, 06/05/19 - 05/27/25; with total market value $1,578,352)	1,503	1,503
TD Securities 0.100%, dated 10/30/15, to be repurchased on 11/02/15, repurchase price $7 750,065 (collateralized by FNMA, FMAC and GNMA, obligations, ranging in par value $1,000 - $8,975,779, 2.191% - 4.000%, 09/01/28 - 05/20/65, with total market value $7,906,149)	7,000	7,000
Wells Fargo 0.100%, dated 10/30/15, to be repurchased on 11/02/15, repurchase price $7,750,065 (collateralized by a FNMA obligations, par value $7,581,658, 3.500%, 10/01/45; with total market value $7,905,066)	7,750	7,750

SEI Daily Income Trust / Quarterly Report / October 31, 2015	3

SCHEDULE OF INVESTMENTS (Unaudited)

Money Market Fund (Concluded)

October 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Wells Fargo 0.080%, dated 10/27/15, to be repurchased on 11/03/15, repurchase price $386,006 (collateralized by a FMAC obligations, par value $377,814, 3.000%, 10/01/30 with total market value $393,726)	$386	$386
Wells Fargo 0.250%, dated 10/28/15, to be repurchased on 11/04/15, repurchase price $1,012,049 (collateralized by various corporate obligations*, ranging in par value $6,000 - $925,000, 1.846% - 3.150%, 05/05/17 - 09/15/24; with total market value $1,063,296)	1,012	1,012

Total Repurchase Agreements (Cost $63,870) ($ Thousands)		63,870

Total Investments — 96.6% (Cost $249,191) ($ Thousands)†		$249,191

Counterparty	Corporate Obligation	Rate	Maturity Date	Par Amount ($ Thousands)
RBC Capital	Capital One Bank	2.300%	06/05/19	$250
	Hospitality	5.000	08/15/22	1,024
	Pepsico	2.750	03/01/23	5
	Siemens	3.250	05/27/25	250
Wells Fargo
	BP Capital Markets	2.237	05/10/19	114
	BP Capital Markets	1.846	05/05/17	6
	Southern California	3.150	09/15/24	925

Percentages are based on a Net Assets of $258,002 ($ Thousands).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on October 31, 2015. The demand and interest rate reset features give this security a shorter effective maturity date.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C)	The rate reported is the effective yield at time of purchase.

(D)	Securities are held in connection with a letter of credit issued by a major bank.

(E)	Tri-Party Repurchase Agreement.

FFCB — Federal Farm Credit Bank

FMAC — Financial Management Advisory Committee

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

LLC — Limited Liability Company

MTN — Medium Term Note

RB — Revenue Bond

Ser — Series

†	For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.

As of October 31, 2015, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

As of October 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. As of, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

4	SEI Daily Income Trust / Quarterly Report / October 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Government Fund

October 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
U.S. GOVERNMENT AGENCY OBLIGATIONS — 40.2%
FFCB
0.218%, 11/02/15 (B)	$1,750	$1,750
0.200%, 11/02/15 (B)	13,480	13,480
0.193%, 11/02/15 (B)	10,527	10,527
0.224%, 11/03/15 (B)	1,705	1,705
0.214%, 11/03/15 (B)	15,738	15,740
0.169%, 11/03/15 (B)	855	855
0.224%, 11/05/15 (B)	3,770	3,772
0.290%, 11/06/15 (B)	490	491
0.205%, 11/06/15 (B)	5,821	5,821
0.224%, 11/08/15 (B)	3,420	3,421
0.214%, 11/08/15 (B)	2,385	2,385
0.186%, 11/09/15 (B)	12,335	12,335
0.226%, 11/11/15 (B)	1,520	1,520
0.215%, 11/11/15 (B)	3,605	3,606
0.226%, 11/12/15 (B)	2,510	2,511
0.227%, 11/13/15 (B)	37,345	37,371
0.222%, 11/13/15 (B)	175	175
0.213%, 11/14/15 (B)	8,250	8,251
1.500%, 11/16/15	275	275
0.194%, 11/16/15 (B)	8,170	8,170
0.247%, 11/17/15 (B)	2,370	2,371
0.207%, 11/17/15 (B)	1,940	1,940
0.207%, 11/18/15 (B)	980	980
0.287%, 11/19/15 (B)	8,960	8,964
0.207%, 11/19/15 (B)	110	110
0.197%, 11/19/15 (B)	3,435	3,435
0.197%, 11/19/15 (B)	895	895
0.264%, 11/20/15 (B)	5,027	5,029
0.224%, 11/20/15 (B)	11,337	11,343
0.194%, 11/20/15 (B)	7,000	7,000
0.164%, 11/20/15 (B)	6,895	6,894
0.200%, 11/23/15 (B)	5,900	5,899
0.247%, 11/24/15 (B)	958	958
0.242%, 11/24/15 (B)	8,240	8,245
0.237%, 11/24/15 (B)	1,900	1,900
0.227%, 11/25/15 (B)	13,989	14,000
0.217%, 11/26/15 (B)	895	895
0.211%, 11/29/15 (B)	6,000	6,001
4.875%, 12/16/15	5,656	5,688
0.250%, 12/21/15	11,610	11,610
0.440%, 12/28/15	2,000	2,001
0.780%, 04/18/16	500	501

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FHLB
0.151%, 11/09/15 (B)	$7,915	$7,915
0.237%, 11/13/15	10,663	10,662
0.167%, 11/14/15 (B)	12,980	12,980
0.194%, 11/20/15 (B)	8,630	8,630
0.211%, 11/21/15 (B)	7,485	7,481
0.186%, 11/21/15 (B)	11,000	11,000
0.197%, 11/25/15 (B)	9,755	9,755
0.125%, 11/25/15	100	100
3.750%, 12/03/15	1,285	1,285
0.295%, 12/18/15	9,023	9,020
0.240%, 04/15/16	37,035	37,035
0.375%, 06/24/16	930	930
FHLB DN (A)
0.180%, 11/02/15	185	185
4.220%, 11/09/15	465	465
0.030%, 11/18/15	1,886	1,886
0.170%, 11/20/15	74,324	74,317
0.080%, 11/27/15	4,060	4,055
0.130%, 12/02/15	520	520
0.218%, 12/09/15	12,929	12,926
0.028%, 12/11/15	81,609	81,588
0.250%, 03/30/16	11,233	11,221
0.225%, 04/01/16	2,000	1,998
0.240%, 04/08/16	5,000	4,995
0.270%, 04/12/16	415	414
0.250%, 04/13/16	5,000	4,994
0.245%, 04/15/16	10,000	9,989
0.253%, 04/20/16	22,000	21,974
0.250%, 04/22/16	10,000	9,988
FHLMC
0.202%, 11/13/15 (B)	12,000	11,999
4.750%, 11/17/15	3,769	3,776
0.450%, 11/24/15	2,580	2,580
FHLMC DN (A)
0.240%, 11/04/15	7,028	7,028
0.240%, 11/16/15	1,030	1,030
0.251%, 12/07/15	5,499	5,498
0.215%, 01/05/16	34,820	34,806
0.220%, 01/11/16	69,645	69,615
FHLMC MTN
0.199%, 11/20/15 (B)	12,560	12,555

SEI Daily Income Trust / Quarterly Report / October 31, 2015	1

SCHEDULE OF INVESTMENTS (Unaudited)

Government Fund (Continued)

October 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FNMA
0.440%, 11/02/15 (B)	$2,465	$2,466
0.216%, 11/15/15 (B)	8,442	8,443
0.219%, 11/16/15 (B)	6,750	6,751
0.219%, 11/16/15 (B)	945	945
0.207%, 11/25/15 (B)	3,360	3,360
0.217%, 11/26/15 (B)	565	565
0.212%, 11/26/15 (B)	4,000	3,999
0.375%, 12/21/15	34,582	34,591
5.000%, 03/15/16	760	773
2.250%, 03/15/16	620	625
FNMA DN (A)
0.220%, 01/05/16	4,645	4,643

Total U.S. Government Agency Obligations (Cost $815,176) ($ Thousands)		815,176

REPURCHASE AGREEMENTS (C) — 56.8%
Bank of Nova Scotia 0.070%, dated 10/30/15, to be repurchased on 11/02/15, repurchase price $50,000,292 (collateralized by FHLB, FNMA and FMAC obligations, ranging in par value $6,000 - $33,124,000, 0.875% - 6.625%, 11/17/15 - 11/15/30, with total market value $51,000,837)	$50,000	50,000
Bank of Nova Scotia 0.070%, dated 10/30/15, to be repurchased on 11/02/15, repurchase price $20,000,117 (collateralized by U.S. Treasury Notes, ranging in par value $9 - $14,963,400, 0.750% - 9.875%, 01/15/17 - 05/15/45, with total market value $20,400,197)	20,000	20,000
Goldman Sachs 0.060%, dated 10/30/15, to be repurchased on 11/02/15, repurchase price $430,002,175 (collateralized by FNMA and FMAC, ranging in par value $29,322,000 - $138,088,000, 0.875% - 2.080%, 10/14/16 - 05/22/23, with total market value $443,702,548)	435,000	435,000

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
JPMorgan Chase 0.060%, dated 10/30/15, to be repurchased on 11/02/15, repurchase price $117,002,181 (collateralized by a U.S. Treasury Notes, par value $118,385,000, 1.875%, 05/31/22, with total market value $119,342,229)	$117,000	$117,000
Mistubishi 0.080%, dated 10/30/15, to be repurchased on 11/02/15, repurchase price $430,002,867 (collateralized by FMAC, FHLB, FCSB and U.S. Treasury Notes, ranging in par value $845,000 -$131,000,000, 0.000% - 5.500%, 11/03/15 - 06/18/27, with total market value $439,149,970)	430,000	430,000
TD Securities 0.080%, dated 10/30/15, to be repurchased on 11/02/15, repurchase price $100,000,667 (collateralized by a U.S. Treasury Note, par value $100,749,700, 1.875%, 11/30/21, with total market value $102,000,697)	100,000	100,000

Total Repurchase Agreements (Cost $1,152,000) ($ Thousands)		1,152,000

Total Investments — 97.0% (Cost $1,967,176) ($ Thousands)†		$1,967,176

Percentages are based on a Net Assets of $2,028,739 ($ Thousands).

(A)	The rate reported is the effective yield at time of purchase.

(B)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on October 31, 2015. The demand and interest rate reset features give this security a shorter effective maturity date.

(C)	Tri-Party Repurchase Agreement.

DN — Discount Note

FCSB — Federal Farm Credit Banks Consolidated Systemwide Bonds

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FMAC — Financial Management Advisory Committee

FNMA — Federal National Mortgage Association

†	For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.

2	SEI Daily Income Trust / Quarterly Report / October 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Government Fund (Concluded)

October 31, 2015

As of October 31, 2015, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

As of October 31, 2015, there were no significant transfers between Level 1 and Level 2 assets and liabilities. As of October 31, 2015, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Daily Income Trust / Quarterly Report / October 31, 2015	3

SCHEDULE OF INVESTMENTS (Unaudited)

Government II Fund

October 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
U.S. GOVERNMENT AGENCY OBLIGATIONS — 89.7%
FFCB
0.210%, 11/01/15 (B)	$170	$170
0.200%, 11/01/15 (B)	11,070	11,070
0.193%, 11/01/15 (B)	5,855	5,855
0.223%, 11/02/15 (B)	1,970	1,970
0.218%, 11/02/15 (B)	1,250	1,250
0.224%, 11/03/15 (B)	5,280	5,281
0.214%, 11/03/15 (B)	9,317	9,319
0.169%, 11/03/15 (B)	570	570
0.224%, 11/05/15 (B)	2,330	2,331
0.290%, 11/06/15 (B)	285	285
0.205%, 11/06/15 (B)	3,904	3,904
0.224%, 11/08/15 (B)	2,080	2,081
0.214%, 11/08/15 (B)	1,615	1,615
0.186%, 11/09/15 (B)	7,665	7,665
0.196%, 11/10/15 (B)	1,063	1,063
0.226%, 11/11/15 (B)	480	480
0.215%, 11/11/15 (B)	2,295	2,295
0.226%, 11/12/15 (B)	1,540	1,540
0.227%, 11/13/15 (B)	22,655	22,671
0.213%, 11/14/15 (B)	5,250	5,251
1.500%, 11/16/15	5,245	5,248
0.430%, 11/16/15	90	90
0.194%, 11/16/15 (B)	5,830	5,830
0.247%, 11/17/15 (B)	360	360
0.247%, 11/17/15 (B)	1,000	1,000
0.207%, 11/17/15 (B)	1,360	1,360
0.207%, 11/18/15 (B)	720	720
0.287%, 11/19/15 (B)	6,840	6,843
0.207%, 11/19/15 (B)	90	90
0.197%, 11/19/15 (B)	1,895	1,895
0.197%, 11/19/15 (B)	605	605
0.264%, 11/20/15 (B)	3,101	3,102
0.224%, 11/20/15 (B)	6,968	6,972
0.194%, 11/20/15 (B)	5,000	5,000
0.164%, 11/20/15 (B)	4,360	4,360
0.200%, 11/23/15 (B)	4,100	4,099
0.247%, 11/24/15 (B)	625	625
0.242%, 11/24/15 (B)	5,055	5,058
0.227%, 11/25/15 (B)	9,011	9,018
0.227%, 11/26/15 (B)	935	935
0.217%, 11/26/15 (B)	605	605
0.249%, 11/27/15 (B)	3,030	3,031
0.250%, 12/21/15	8,325	8,325
FFCB DN (A)
0.030%, 11/04/15	13,000	13,000
0.020%, 11/05/15	13,750	13,750
0.040%, 11/06/15	10,133	10,133
0.030%, 11/20/15	13,741	13,740

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FHLB
2.000%, 11/03/15	$280	$280
0.151%, 11/09/15 (B)	5,140	5,140
0.237%, 11/13/15	32,677	32,676
0.203%, 11/14/15 (B)	2,132	2,132
0.167%, 11/14/15 (B)	7,265	7,265
0.500%, 11/20/15	2,160	2,160
0.194%, 11/20/15 (B)	3,500	3,500
0.211%, 11/21/15 (B)	1,315	1,315
0.186%, 11/21/15 (B)	6,000	6,000
0.220%, 11/23/15	400	400
0.197%, 11/25/15 (B)	5,245	5,245
0.125%, 11/25/15	70	70
1.400%, 11/27/15	915	916
0.210%, 11/30/15	2,000	2,000
3.750%, 12/03/15	690	690
4.120%, 12/04/15	1,980	1,980
0.250%, 12/09/15	110	110
1.875%, 12/11/15	180	180
1.375%, 12/11/15	300	301
0.270%, 12/15/15	3,725	3,725
0.295%, 12/18/15	5,154	5,152
5.000%, 12/21/15	2,170	2,184
0.315%, 01/07/16	510	510
0.260%, 01/22/16	145	145
0.250%, 01/26/16	2,100	2,100
0.229%, 01/27/16	1,025	1,025
0.420%, 02/12/16	145	145
0.375%, 02/19/16	3,170	3,171

SEI Daily Income Trust / Quarterly Report / October 31, 2015	1

SCHEDULE OF INVESTMENTS (Unaudited)

Government II Fund (Concluded)

October 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FHLB DN (A)
0.180%, 11/02/15	$8,000	$8,000
0.015%, 11/02/15	102,879	102,879
0.027%, 11/03/15	735	735
0.240%, 11/06/15	36,924	36,924
0.005%, 11/09/15	108,125	108,124
0.060%, 11/10/15	295	295
0.030%, 11/10/15	35,000	35,000
0.040%, 11/12/15	2,416	2,416
0.240%, 11/17/15	180	180
0.030%, 11/18/15	40,437	40,436
0.930%, 11/20/15	8,895	8,892
0.170%, 11/20/15	49,577	49,573
0.076%, 11/27/15	2,120	2,117
0.225%, 12/01/15	7,099	7,098
0.040%, 12/02/15	2,415	2,415
0.271%, 12/08/15	180	180
0.040%, 12/09/15	7,254	7,252
0.028%, 12/11/15	46,006	45,994
0.040%, 12/16/15	5,650	5,650
0.121%, 12/23/15	9,390	9,388
0.080%, 01/05/16	2,085	2,085
4.150%, 01/11/16	1,505	1,504
0.111%, 01/13/16	15,265	15,262
4.120%, 01/15/16	349	349
3.900%, 01/22/16	930	930
0.180%, 01/26/16	145	145
0.190%, 02/05/16	474	474
0.200%, 02/19/16	1,675	1,674
0.250%, 03/30/16	6,306	6,299
0.270%, 04/12/16	235	235
0.253%, 04/20/16	3,000	2,996
Tennessee Valley Authority DN (A)
0.050%, 11/03/15	35,000	35,000
0.050%, 11/10/15	90,005	90,004

Total U.S. Government Agency Obligations (Cost $933,482) ($ Thousands)		933,482

U.S. TREASURY OBLIGATION — 3.3%
U.S. Treasury Notes
2.000%, 01/31/16	34,516	34,682

Total U.S. Treasury Obligation (Cost $34,682) ($ Thousands)		34,682

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Total Investments — 93.0% (Cost $968,164) ($ Thousands)†		$968,164

Percentages are based on a Net Assets of $1,040,837 ($ Thousands).

(A)	The rate reported is the effective yield at time of purchase.

(B)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on October 31, 2015. The demand and interest rate reset features give this security a shorter effective maturity date.

†	For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.

DN — Discount Note

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

As of October 31, 2015 all of the Fund’s Investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

As of October 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. As of October 31, 2015, there were no Level 3 securites.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

2	SEI Daily Income Trust / Quarterly Report / October 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Prime Obligation Fund

October 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CERTIFICATES OF DEPOSIT — 36.2%
ANZ New Zealand International
0.276%, 11/09/15 (A) (B)	$57,519	$57,519
0.351%, 11/29/15 (A) (B)	30,078	30,078
ASB Finance
0.404%, 11/20/15 (A) (B)	22,358	22,358
Bank of Montreal
0.284%, 11/04/15 (A)	42,000	42,000
0.300%, 12/28/15	50,000	50,003
0.450%, 03/28/16	50,000	50,000
Bank of Nova Scotia
0.364%, 11/05/15 (A)	50,000	50,000
0.350%, 12/01/15 (A)	51,000	51,000
Bank of Tokyo-Mitsubishi UFJ NY
0.333%, 11/01/15 (A)	26,800	26,800
0.518%, 12/04/15 (A)	1,612	1,612
0.430%, 02/25/16	33,000	33,000
BNZ International Funding
0.354%, 11/05/15 (A) (B)	22,552	22,552
0.373%, 11/14/15 (A) (B)	22,442	22,442
Canadian Imperial Bank of Commerce NY
0.400%, 11/01/15 (A)	7,829	7,829
0.362%, 11/19/15 (A)	30,000	30,000
0.361%, 11/27/15 (A)	70,000	70,000
0.440%, 04/21/16	25,000	25,000
Citibank
0.310%, 12/08/15 (A)	30,000	30,000
Commonwealth Bank of Australia
0.366%, 11/15/15 (A) (B)	24,208	24,208
DNB Bank
0.363%, 11/02/15 (A)	50,000	50,000
0.090%, 11/06/15	19,251	19,251
0.367%, 11/13/15 (A)	60,000	60,000
0.450%, 04/27/16	61,000	61,000
Fairway Finance LLC
0.364%, 11/08/15 (A) (B)	12,470	12,470
0.274%, 11/20/15 (A) (B)	7,750	7,750
JPMorgan Securities LLC
0.357%, 11/02/15 (A)	6,425	6,425
0.314%, 11/04/15 (A)	57,300	57,300
0.391%, 11/29/15 (A)	50,000	50,000
0.328%, 11/30/15 (A)	10,000	10,000
National Bank of Canada
0.364%, 11/07/15 (A) (B)	28,742	28,742
0.420%, 02/17/16	50,000	50,000
Nordea Bank
0.300%, 11/30/15	49,962	49,962
0.440%, 04/06/16	56,000	55,999
0.440%, 04/19/16	65,000	64,998

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Old Line Funding
0.393%, 11/01/15 (A) (B)	$26,637	$26,637
0.374%, 11/05/15 (A) (B)	23,000	23,000
0.400%, 11/08/15 (A)	14,000	14,000
0.402%, 11/16/15 (A) (B)	10,000	10,000
0.399%, 11/16/15 (A) (B)	3,722	3,722
0.289%, 11/16/15 (A) (B)	16,000	16,000
0.278%, 11/30/15 (A) (B)	17,000	17,000
Royal Bank of Canada NY
0.267%, 11/02/15 (A)	49,750	49,750
0.363%, 11/14/15 (A)	50,865	50,865
State Street Bank
0.353%, 11/02/15 (A)	40,000	40,000
0.335%, 11/06/15 (A)	32,000	32,000
0.357%, 11/11/15 (A)	19,000	19,000
0.346%, 11/15/15 (A)	40,000	40,000
Sumitomo Mitsui Banking
0.347%, 11/02/15 (A)	23,504	23,504
0.417%, 11/25/15 (A)	19,000	19,000
0.330%, 12/01/15	24,000	24,000
0.330%, 12/02/15	9,794	9,794
Svenska Handelsbanken
0.305%, 11/30/15	26,000	26,000
0.285%, 12/29/15	100,000	100,004
0.465%, 03/18/16	35,066	35,067
0.450%, 04/04/16	14,093	14,094
0.465%, 04/26/16	50,000	50,001
Thunder Bay Funding LLC
0.399%, 11/08/15 (A) (B)	25,000	25,000
0.401%, 11/09/15 (A) (B)	21,935	21,935
Toronto-Dominion Bank
0.263%, 11/02/15 (A)	25,000	25,000
0.340%, 12/16/15	34,425	34,425
0.450%, 04/08/16	35,750	35,750
0.450%, 04/19/16	60,000	60,000
Toyota Motor Credit
0.284%, 11/02/15 (A)	40,000	40,000
0.277%, 11/02/15 (A)	22,934	22,934
0.274%, 11/02/15 (A)	42,000	42,000
0.273%, 11/02/15 (A)	20,700	20,700
0.367%, 11/26/15 (A)	50,000	50,000
0.364%, 11/28/15 (A)	44,000	44,000
Wells Fargo Bank
0.364%, 11/08/15 (A)	35,000	35,000
0.334%, 11/08/15 (A)	7,072	7,070
0.274%, 11/08/15 (A)	53,000	53,000
0.367%, 11/25/15 (A)	23,000	23,000
Westpac Banking
0.354%, 11/03/15 (A)	50,000	50,000

SEI Daily Income Trust / Quarterly Report / October 31, 2015	1

SCHEDULE OF INVESTMENTS (Unaudited)

Prime Obligation Fund (Continued)

October 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Westpac Securities NZ
0.364%, 11/08/15 (A) (B)	$5,859	$5,859
0.287%, 11/11/15 (A) (B)	32,010	32,010

Total Certificates of Deposit (Cost $2,501,419) ($ Thousands)		2,501,419

COMMERCIAL PAPER (C) (D) — 16.8%
Albion Capital
0.315%, 11/23/15	14,001	13,998
Albion Capital LLC
0.401%, 11/06/15 (B)	36,528	36,527
ANZ New Zealand International
0.273%, 11/02/15 (A)	30,000	30,000
ASB Finance
0.421%, 02/22/16 (B)	17,966	17,942
BNZ International Funding
0.350%, 02/02/16 (B)	22,348	22,328
Caisse Centrale Desjardins
0.315%, 12/23/15	3,563	3,561
Chariot Funding LLC
0.331%, 11/30/15 (B)	47,691	47,678
0.401%, 12/16/15 (B)	55,000	54,973
Coca-Cola
0.131%, 01/19/16 (B)	32,410	32,381
Fairway Finance LLC
0.274%, 11/27/15 (A) (B)	12,000	12,000
JPMorgan Securities LLC
0.396%, 11/09/15 (A) (B)	12,145	12,145
0.501%, 03/18/16	64,500	64,376
Jupiter Securitization
0.331%, 11/30/15 (B)	11,000	10,997
0.331%, 12/01/15 (B)	40,445	40,434
0.371%, 12/08/15 (B)	31,000	30,988
Liberty Street Funding
0.341%, 11/09/15 (B)	15,310	15,309
0.341%, 11/12/15 (B)	4,994	4,993
0.391%, 11/30/15	15,111	15,106
0.381%, 12/07/15 (B)	5,849	5,847
0.381%, 12/15/15 (B)	41,750	41,731
0.381%, 04/04/16 (B)	26,080	26,029
Manhattan Asset Funding LLC
0.330%, 01/12/16	2,333	2,331
0.340%, 01/20/16	4,200	4,197
MetLife Short Term Funding LLC
0.220%, 12/15/15 (B)	21,642	21,636
0.240%, 12/21/15 (B)	60,000	59,980
0.230%, 01/04/16 (B)	18,469	18,462

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Old Line Funding
0.381%, 02/25/16 (B)	$18,623	$18,600
0.481%, 03/16/16 (B)	22,705	22,664
0.471%, 04/01/16 (B)	49,750	49,651
0.481%, 04/05/16 (B)	7,946	7,930
Regency Markets No. 1 LLC
0.130%, 11/05/15 (B)	37,567	37,567
0.130%, 11/06/15 (B)	48,175	48,174
Thunder Bay Funding LLC
0.401%, 12/01/15 (B)	5,440	5,438
0.461%, 01/22/16 (B)	6,727	6,720
Toyota Credit Canada
0.431%, 02/26/16	12,416	12,399
Toyota Motor Credit
0.280%, 12/24/15	35,000	34,986
0.411%, 03/02/16	35,000	34,951
0.431%, 04/27/16	30,000	29,936
Victory Receivables
0.481%, 12/16/15 (B)	79,445	79,422
0.290%, 01/21/16 (B)	25,000	24,984
Westpac Banking
0.461%, 05/05/16 (B)	25,000	24,941
Westpac Securities NZ
0.351%, 12/11/15	8,385	8,382
Working Capital Management
0.140%, 11/03/15 (B)	11,821	11,821
0.140%, 11/05/15 (B)	5,848	5,848
0.250%, 12/14/15 (B)	14,452	14,448
0.250%, 12/15/15 (B)	38,449	38,437

Total Commercial Paper (Cost $1,163,248) ($ Thousands)		1,163,248

CORPORATE OBLIGATIONS — 4.9%

Financials — 4.9%
Bank of Montreal MTN
0.800%, 11/06/15	532	532
Bank of Nova Scotia
0.350%, 11/01/15 (A)	25,000	25,000
0.340%, 11/01/15 (A)	25,000	25,000
0.330%, 11/01/15 (A)	26,000	26,000
0.330%, 11/01/15 (A)	40,000	40,000
0.250%, 11/01/15 (A)	15,000	15,000
Canadian Imperial Bank of Commerce
2.350%, 12/11/15	8,226	8,244
Royal Bank of Canada NY
0.363%, 11/01/15 (A)	50,000	50,000
Shell International
0.381%, 11/10/15 (A)	7,052	7,056

2	SEI Daily Income Trust / Quarterly Report / October 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Prime Obligation Fund (Continued)

October 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Sumitomo Mitsui Banking
0.380%, 11/01/15 (A)	$37,000	$37,000
Toronto-Dominion Bank
0.344%, 11/07/15 (A)	15,000	15,000
Wells Fargo Bank
0.340%, 11/01/15 (A)	20,000	20,000
0.340%, 11/01/15 (A)	32,000	32,000
0.320%, 11/01/15 (A)	40,000	40,000

		340,832

Total Corporate Obligations (Cost $340,832) ($ Thousands)		340,832

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.2%
FFCB
0.200%, 11/01/15 (A)	13,390	13,390
FNMA
0.216%, 11/15/15 (A)	3,460	3,460

Total U.S. Government Agency Obligations (Cost $16,850) ($ Thousands)		16,850

MUNICIPAL BONDS — 0.2%
Colorado State, Housing & Finance Authority, Ser A1, RB
0.150%, 11/04/15 (A)	800	800
0.120%, 11/04/15 (A)	2,290	2,290
Colorado State, Housing & Finance Authority, Ser C1, RB
0.120%, 11/04/15 (A)	900	900
New York State, Housing & Finance Authority, Various Housing Project, RB
0.200%, 11/04/15 (A)	2,150	2,150
North Hudson Sewage Authority, Senior Lien, RB
0.120%, 11/05/15 (A)	2,885	2,885
Simmons College, Higher Education Authority, RB
0.150%, 11/05/15 (A) (D)	2,095	2,095
University of Illinois, Higher Education Authority, Ser S, RB
0.130%, 11/05/15 (A) (D)	1,110	1,110
Wisconsin State, Housing & Economic Development Authority, Ser B, RB
0.120%, 11/05/15 (A)	765	765
0.130%, 11/07/15 (A)	620	620

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Wisconsin State, Housing and Economic Development, RB
0.120%, 11/04/15 (A)	$905	$905

Total Municipal Bonds (Cost $14,520) ($ Thousands)		14,520

TIME DEPOSITS — 17.4%
Australia & New Zealand Banking
0.090%, 11/02/15	144,308	144,308
Bank of Montreal
0.284%, 11/04/15 (A)	35,865	35,865
Canadian Imperial Bank of Commerce
0.030%, 11/02/15	39,000	39,000
Lloyds Bank
0.060%, 11/02/15	95,511	95,511
National Australia Bank
0.040%, 11/02/15	200,000	200,000
Skandinaviska Enskida Banken
0.050%, 11/02/15	242,594	242,594
Svenska Handelsbanken
0.050%, 11/02/15	110,000	110,000
Swedbank
0.050%, 11/02/15	335,000	335,000

Total Time Deposits (Cost $1,202,278) ($ Thousands)		1,202,278

REPURCHASE AGREEMENTS (E) — 17.7%
Goldman Sachs 0.070%, dated 10/30/15, to be repurchased on 11/02/15, repurchase price $149,250,871 (collateralized by various FNMA and FMAC obligations, ranging in par value $8,619,845 - $274,902,038, 3.000% - 4.500%, 08/01/25 - 10/01/45; with total market value $152,235,889)	149,250	149,250

SEI Daily Income Trust / Quarterly Report / October 31, 2015	3

SCHEDULE OF INVESTMENTS (Unaudited)

Prime Obligation Fund (Continued)

October 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Mistubishi 0.090%, dated 10/30/15, to be repurchased on 11/02/15, repurchase price $754,005,655 (collateralized by various FNMA, FMAC and GNMA obligations, ranging in par value $1,000 - $127,991,808, 1.398% - 6.072%, 05/01/18 - 10/01/47; with total market value $769,085,768)	$754,000	$754,000
RBC Capital 0.150%, dated 10/29/15, to be repurchased on 11/05/15, repurchase price $40,863,192 (collateralized by various corporate obligations*, ranging in par value $2,000 - $5,000,000, 0.581% - 10.179%, 11/09/15 - 09/15/25; with total market value $42,905,815)	40,862	40,862
RBC Capital 0.100%, dated 10/30/15, to be repurchased on 11/02/15, repurchase price $48,512,404 (collateralized by various FNMA, FMAC and GNMA obligations, ranging in par value $1,646 - $15,215,894, 1.750% - 5.000%, 12/01/35 - 05/01/45; with total market value $49,482,652)	48,512	48,512
Wells Fargo 0.080% dated 10/27/15, to be repurchased on 11/03/15, repurchase price $10,554,164 (collateralized by a FMAC obligation, par value $10,330,162, 3.000%, 10/01/30, with total market value of $10,765,224)	10,554	10,554

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Wells Fargo 0.250%, dated 10/28/15, to be repurchased on 11/04/15, repurchase price $27,827,353 (collateralized by various corporate obligations*, ranging in par value $1,000 - $5,430,000, 0.581% - 4.750%, 01/15/16 - 06/01/25; with total market value $29,218,635)	$27,826	$27,826
Wells Fargo 0.100%, dated 10/30/15, to be repurchased on 11/02/15, repurchase price $154,251,285 (collateralized by various FNMA obligations, ranging in par value $9,998,534 - $116,452,026, 3.000% - 3.500%, 10/01/30 - 11/01/45; with total market value $157,336,312)	154,250	154,250
Wells Fargo 0.080%, dated 10/28/15, to be repurchased on 11/04/15, repurchase price $39,346,612 (collateralized by various FNMA obligations, ranging in par value $3,551,604 - $19,818,761, 3.500%, 10/01/45; with total market value $40,133,367)	39,346	39,346

Total Repurchase Agreements (Cost $1,224,600) ($ Thousands)		1,224,600

Total Investments — 93.4% (Cost $6,463,747) ($ Thousands)†		$6,463,747

*	A summary of the corproate obligations used to collateralize repurchase agreements entered into by the Fund at October 31, 2015, is as follows:

Counterparty	Corporate Obligation	Rate	Maturity Date	Par Thousands ($ Thousands)
RBC Capital	Barclays	10.179%	06/12/21	$1,258
	BB&T Bank	3.625	09/16/25	1,981
	BellSouth	4.821	04/26/21	2,202
	BNP Paribas	2.450	03/17/19	544
	Brown & Brown	4.200	09/15/24	60
	Cantor Fitzgerald	7.785	10/15/19	2

4	SEI Daily Income Trust / Quarterly Report / October 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Prime Obligation Fund (Continued)

October 31, 2015

Counterparty	Corporate Obligation	Rate	Maturity Date	Par Thousands ($ Thousands)
	Cantor Fitzgerald	6.500	06/17/22	$1,200
	Capital One	2.300	06/05/19	1,426
	CDK Global	4.500	10/15/24	1,104
	Credit Agricole	4.375	03/17/15	3,268
	Ford Motor Credit	4.134	08/04/25	2,925
	General Electric	1.120	04/15/20	30
	General Electric	1.337	03/15/23	237
	General Electric	0.970	02/15/25	170
	General Electric	2.250	11/09/15	75
	Goldman Sachs	1.925	11/29/23	25.00
	Health Care REIT	4.000	06/01/25	2
	JP Morgan	2.550	10/29/20	871
	Juniper Network	4.350	06/15/25	2
	Lloyds Bank	2.700	08/17/20	1,425
	Morgan Stanley	6.625	04/01/18	3,610
	Ontario	3.000	07/16/18	100
	Ontario	4.000	10/07/19	15
	PACCAR	0.581	02/08/16	300
	Penske Truck Leasing	4.875	07/11/22	2
	Pepsico	2.750	03/01/23	208
	Rolls Royce	3.625	10/14/25	1,591
	Santander	4.750	09/15/25	5,000
	Scottrade Financial Services	6.125	07/11/21	4,005
	Siemens	3.250	05/27/25	250
	SR Global	1.150	01/20/17	89
	Time Warner	5.000	02/01/20	1,423
	Torchmark	9.250	06/15/19	1,303
	UBS Stamford	2.375	08/14/19	250
	Verizon Communications	5.150	09/15/23	1,140
	Wells Partnership	5.875	04/01/18	2,500
Wells Fargo	Abbey National Treasury Service	4.000	04/27/16	1,823
	BP Capital Markets	5.000	05/10/18	5
	BP Capital Markets	3.062	03/17/22	129
	BP Capital Markets	3.200	03/11/16	5,430
	BP Capital Markets	2.315	02/13/20	25
	BP Capital Markets	1.674	02/13/18	20
	Bunge	4.100	03/15/16	854
	Catholic Health	2.600	08/01/18	10
	Citigroup	1.300	11/15/16	10
	Citigroup	3.375	03/01/23	307
	DDR	3.500	01/15/21	116
	Diageo	1.500	05/11/17	27
	Dominion Gas	2.500	12/15/19	65
	Duke Reality	3.875	10/15/22	4,247
	ERP Partnership	2.375	07/01/19	6,081
	Georgia Power	3.000	04/15/16	9
	Hospitality	4.500	06/15/23	774
	Senior HSG	4.750	05/01/24	4,791
	Senior HSG	4.300	01/15/16	1,040
	Southern Califoria	3.150	09/15/24	1,455
	System Energy Resources	4.100	04/01/23	1
	Total Capital	2.300	03/15/16	1,135
	Transcanda Pipeline	1.875	01/12/18	66
	Wisconsin Electric Power	3.100	06/01/25	425

Percentages are base on Net Assets of $6,917,976 ($ Thousands).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on October 31, 2015. The demand and interest rate reset features give this security a shorter effective maturity date.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C)	The rate reported is the effective yield at time of purchase.

SEI Daily Income Trust / Quarterly Report / October 31, 2015	5

SCHEDULE OF INVESTMENTS (Unaudited)

Prime Obligation Fund (Concluded)

October 31, 2015

(D)	Securities are held in connection with a letter of credit issued by a major bank.

(E)	Tri-Party Repurchase Agreement.

FFCB — Federal Farm Credit Bank

FMAC — Financial Management Advisory Committee

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

LLC — Limited Liability Company

MTN — Medium Term Note

RB — Revenue Bond

Ser — Series

†	For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.

As of October 31, 2015, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

As of October 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. As of October 31, 2015, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

6	SEI Daily Income Trust / Quarterly Report / October 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Treasury Fund

October 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 29.4%
U.S. Treasury Notes
0.188%, 11/02/15 (A)	$1,130	$1,130
0.097%, 11/02/15 (A)	5,520	5,518
0.089%, 11/03/15 (A)	5,295	5,295
0.073%, 11/03/15 (A)	6,065	6,064
0.065%, 11/03/15 (A)	960	960
2.000%, 01/31/16	10,730	10,777
2.125%, 02/29/16	1,260	1,268
0.250%, 02/29/16	8,745	8,746
2.000%, 04/30/16	9,104	9,186
7.250%, 05/15/16	4,010	4,161
0.250%, 05/15/16	4,950	4,952
3.250%, 05/31/16	1,085	1,104

Total U.S. Treasury Obligations (Cost $59,161) ($ Thousands)		59,161

REPURCHASE AGREEMENTS (B) — 70.3%
Bank of Nova Scotia 0.060% dated 10/30/15, to be repurchased on 11/02/15, repurchase price $15,300,075 (collateralized by U.S. Treasury Notes, ranging in par value $100 - $ 9,851,300, 0.125% - 1.750%, 01/15/21 - 02/15/45, with total market value of $15,300,077)	15,000	15,000
Citibank 0.080% dated 10/30/15, to be repurchased on 11/02/15, repurchase price $16,000,107 (collateralized by U.S. Treasury Notes, ranging in par value $100 - $13,354,700, 0.000% - 9.125%, 11/12/15 - 02/15/45, with total market value of $16,320,180)	16,000	16,000
Credit Suisse 0.090%, dated 10/30/15, to be repurchased on 11/02/15, repurchase price $15,004,817 (collateralized by a U.S. Treasury Notes, par value $15,490,000, 2.875%, 08/15/45, with total market value $15,304,914)	15,000	15,000

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Goldman Sachs 0.020%, dated 10/30/15, to be repurchased on 11/02/15, repurchase price $15,000,025 (collateralized by a U.S. Treasury Notes, par value $15,153,700, 0.125%, 04/15/20, with total market value $15,300,067)	$15,000	$15,000
JPMorgan Chase 0.060%, dated 10/30/15, to be repurchased on 11/02/15, repurchase price $15,004,250 (collateralized by a U.S. Treasury Notes, par value $15,295,000, 1.375%, 05/31/20, with total market value $15,304,335)	15,000	15,000
Mistubishi 0.070% dated 10/30/15, to be repurchased on 11/02/15, repurchase price $15,000,088 (collateralized by U.S. Treasury Notes, ranging in par value $1,059,300 - $9,106,800, 0.000% - 1.375%, 05/26/16 - 04/15/19, with total market value of $15,300,164)	15,000	15,000
RBC Capital 0.070% dated 10/30/15, to be repurchased on 11/02/15, repurchase price $15,000,088 (collateralized by U.S. Treasury Notes, ranging in par value $100 - $15,255,609, 1.625% - 2.625%, 06/30/20 - 02/15/25, with total market value of $15,300,090)	15,000	15,000
TD Securities 0.070%, dated 10/30/15, to be repurchased on 11/02/15, repurchase price $16,000,093 (collateralized by a U.S. Treasury Notes, par value $14,972,400, 3.125%, 05/15/21, with total market value $16,320,160)	16,000	16,000

SEI Daily Income Trust / Quarterly Report / October 31, 2015	1

SCHEDULE OF INVESTMENTS (Unaudited)

Treasury Fund (Concluded)

October 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Wells Fargo 0.110%, dated 10/15/15, to be repurchased on 11/16/15, repurchase price $1,000,098 (collateralized by a U.S. Treasury Notes, par value $1,014,900, 1.000%, 05/31/18, with total market value $1,020,067)	$1,000	$1,000
Wells Fargo 0.080%, dated 10/30/15, to be repurchased on 11/02/15, repurchase price $16,000,107 (collateralized by a U.S. Treasury Notes, par value $16,262,000, 1.000%, 03/15/18, with total market value $16,320,157)	16,000	16,000
Wells Fargo 0.140%, dated 10/08/15, to be repurchased on 01/08/16, repurchase price $1,000,358 (collateralized by a U.S. Treasury Notes, par value $1,015,000, 1.000%, 05/31/18, with total market value $1,020,167)	1,000	1,000
Wells Fargo 0.140%, dated 10/09/15, to be repurchased on 01/11/16, repurchase price $1,600,585 (collateralized by a U.S. Treasury Notes, par value $1,629,900, 0.375%, 02/15/16, with total market value $1,632,181)	1,600	1,600

Total Repurchase Agreements (Cost $141,600) ($ Thousands)		$141,600

Total Investments — 99.7% (Cost $200,761) ($ Thousands)†		$200,761

Percentages are based on Net Assets of $201,309 ($ Thousands).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on October 31, 2015. The demand and interest rate reset features give this security a shorter effective maturity date.

(B)	Tri-Party Repurchase Agreement.

†	For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.

As of October 31, 2015, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

As of October 31, 2015 there were no significant transfers between Level 1 and Level 2 assets and liabilities. As of October 31, 2015, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

2	SEI Daily Income Trust / Quarterly Report / October 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Treasury II Fund

October 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 74.8%
U.S. Treasury Bills (A)
0.003%, 11/02/15	$42,700	$42,700
0.008%, 11/05/15	60,000	60,000
0.005%, 11/12/15	60,000	60,000
0.002%, 01/21/16	7,000	7,000
U.S. Treasury Notes
0.188%, 11/02/15 (B)	3,620	3,620
0.097%, 11/02/15 (B)	15,035	15,029
0.090%, 11/03/15 (B)	6,614	6,614
0.089%, 11/03/15 (B)	17,205	17,206
0.073%, 11/03/15 (B)	7,480	7,478
0.065%, 11/03/15 (B)	72,000	72,001
0.375%, 01/15/16	15,000	15,011
2.000%, 01/31/16	94,540	94,981
2.125%, 02/29/16	3,540	3,563
0.250%, 02/29/16	24,875	24,876
0.250%, 04/15/16	15,000	15,004
2.000%, 04/30/16	35,132	35,447
7.250%, 05/15/16	2,000	2,076
0.250%, 05/15/16	11,417	11,423
3.250%, 05/31/16	2,960	3,011

Total U.S. Treasury Obligations (Cost $497,040) ($ Thousands)		497,040

Total Investments — 74.8% (Cost $497,040) ($ Thousands)†		$497,040

Percentages are based on Net Assets of $664,622($ Thousands).

(A)	The rate reported is the effective yield at time of purchase.

(B)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on October 31, 2015. The demand and interest rate reset features give this security a shorter effective maturity date.

†	For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.

As of October 31, 2015, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

As of October 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. As of October 31, 2015, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Daily Income Trust / Quarterly Report / October 31, 2015	1

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund

October 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 50.6%

Consumer Discretionary — 1.3%
Autozone
1.300%, 01/13/17	$350	$350
NBCUniversal Enterprise
1.006%, 11/02/15 (A) (B)	575	575
0.858%, 01/15/16 (A) (B)	945	946
Thomson Reuters
1.650%, 09/29/17	300	300
0.875%, 05/23/16	350	350
Time Warner Cable
5.850%, 05/01/17	400	422
Whirlpool
1.350%, 03/01/17	335	335

		3,278

Consumer Staples — 2.0%
Anheuser-Busch InBev Finance
0.700%, 11/02/15 (A)	350	344
CVS Health
1.900%, 07/20/18	350	353
1.200%, 12/05/16	340	341
JM Smucker
1.750%, 03/15/18	135	135
Mondelez International
0.820%, 11/01/15 (A)	450	440
PepsiCo
1.250%, 08/13/17	1,000	1,005
Philip Morris International
2.500%, 05/16/16	500	505
Reynolds American
2.300%, 06/12/18	445	452
SABMiller Holdings
0.990%, 11/01/15 (A) (B)	650	647
Walgreens Boots Alliance
1.750%, 11/17/17	685	685

		4,907

Energy — 2.8%
BP Capital Markets PLC
0.821%, 11/10/15 (A)	750	746
0.739%, 11/13/15 (A)	400	397
ConocoPhillips
1.500%, 05/15/18	340	340
Devon Energy
0.877%, 12/15/15 (A)	500	494
Enbridge
0.779%, 12/02/15 (A)	540	530
Energy Transfer Partners
2.500%, 06/15/18	325	321
Hess
1.300%, 06/15/17	300	298

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Kinder Morgan
2.000%, 12/01/17	$225	$220
Petrobras Global Finance BV
2.694%, 12/17/15 (A)	800	755
Schlumberger Norge
1.250%, 08/01/17 (B)	145	144
Statoil
0.771%, 11/08/15 (A)	550	546
0.511%, 11/09/15 (A)	870	866
Total Capital Canada
0.701%, 11/02/15 (A)	180	180
Total Capital International
0.881%, 11/12/15 (A)	400	401
TransCanada PipeLines
1.110%, 01/12/16 (A)	495	494
0.750%, 01/15/16	350	350

		7,082

Financials — 31.5%
Abbey National Treasury Services PLC
0.846%, 12/13/15 (A)	2,910	2,903
ABN AMRO Bank
1.123%, 11/02/15 (A) (B)	400	401
0.742%, 12/08/15 (A) (B)	800	800
American Express Credit MTN
1.875%, 11/05/18	550	550
1.125%, 06/05/17	600	598
0.890%, 12/18/15 (A)	300	297
0.619%, 12/22/15 (A)	455	453
0.602%, 12/05/15 (A)	700	696
Australia & New Zealand Banking Group
0.881%, 11/15/15 (A)	375	374
0.701%, 01/10/16 (A) (B)	300	300
Banco Santander Chile
1.221%, 01/15/16 (A) (B)	500	493
Bank Nederlandse Gemeenten
0.625%, 07/18/16 (B)	1,300	1,300
Bank of America
5.650%, 05/01/18	90	98
5.300%, 03/15/17	350	367
2.000%, 01/11/18	160	161
1.700%, 08/25/17	200	201
1.361%, 01/15/16 (A)	750	753
0.939%, 11/25/15 (A)	700	698
Bank of Montreal MTN
1.400%, 04/10/18	750	745
0.919%, 01/09/16 (A)	500	501
0.571%, 01/14/16 (A)	250	249
Bank of New York Mellon MTN
0.772%, 11/02/15 (A)	350	349

SEI Daily Income Trust / Quarterly Report / October 31, 2015	1

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund (Continued)

October 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Bank of Nova Scotia
1.300%, 07/21/17	$400	$400
0.841%, 01/15/16 (A)	670	671
Bank of Tokyo-Mitsubishi UFJ
1.450%, 09/08/17 (B)	325	325
0.943%, 11/02/15 (A) (B)	200	200
0.782%, 11/26/15 (A) (B)	440	440
0.642%, 12/08/15 (A) (B)	325	322
Barclays Bank PLC MTN
6.050%, 12/04/17 (B)	500	539
0.901%, 11/19/15 (A)	600	600
BB&T MTN
1.197%, 12/15/15 (A)	380	382
0.960%, 11/01/15 (A)	350	349
Bear Stearns LLC MTN
0.723%, 11/21/15 (A)	675	674
Berkshire Hathaway Finance
0.621%, 01/13/16 (A)	1,065	1,064
BNP Paribas MTN
0.926%, 12/12/15 (A)	550	551
BPCE MTN
1.161%, 11/10/15 (A)	700	702
Branch Banking & Trust
0.754%, 12/01/15 (A)	1,110	1,110
Capital One Bank USA
1.300%, 06/05/17	500	497
1.200%, 02/13/17	500	497
Capital One Financial
1.473%, 11/17/15 (A)	550	555
Citigroup
1.700%, 04/27/18	300	299
1.250%, 01/15/16	1,085	1,086
1.088%, 01/08/16 (A)	700	695
1.029%, 11/24/15 (A)	730	728
1.013%, 01/27/16 (A)	800	797
Citizens Bank MTN
1.600%, 12/04/17	650	645
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.375%, 01/19/17	985	1,011
0.820%, 11/02/15 (A)	345	346
Credit Agricole MTN
1.302%, 12/10/15 (A) (B)	700	699
1.174%, 01/03/16 (A) (B)	450	451
Credit Suisse MTN
1.700%, 04/27/18	500	498
1.014%, 01/29/16 (A)	500	499
0.633%, 12/11/15 (A)	850	850
Daimler Finance North America LLC
1.375%, 08/01/17 (B)	860	854
1.160%, 11/02/15 (A) (B)	400	398

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Deutsche Bank
1.350%, 05/30/17	$650	$647
0.994%, 11/13/15 (A)	350	348
ERAC USA Finance LLC
1.400%, 04/15/16 (B)	240	240
Export-Import Bank of Korea
1.071%, 01/14/16 (A)	945	947
Fifth Third Bank
1.350%, 06/01/17	750	750
0.742%, 11/27/15 (A)	300	300
Ford Motor Credit LLC
1.724%, 12/06/17	350	347
1.237%, 12/15/15 (A)	820	812
1.166%, 12/12/15 (A)	300	293
0.852%, 11/02/15 (A)	520	513
General Electric Capital MTN
1.250%, 05/15/17	750	753
1.035%, 11/02/15 (A)	250	251
0.601%, 11/16/15 (A)	485	485
General Motors Financial
2.400%, 04/10/18	675	668
Goldman Sachs Group
2.375%, 01/22/18	1,050	1,066
1.522%, 01/30/16 (A)	125	126
1.476%, 01/23/16 (A)	500	501
1.421%, 11/15/15 (A)	400	402
1.137%, 11/02/15 (A)	700	700
HSBC Bank PLC
0.961%, 11/15/15 (A) (B)	500	499
HSBC USA
1.300%, 06/23/17	600	599
Hyundai Capital America
2.000%, 03/19/18 (B)	165	164
1.875%, 08/09/16 (B)	165	165
ING Bank
1.016%, 01/02/16 (A) (B)	300	298
ING US
2.900%, 02/15/18	350	357
Intesa Sanpaolo MTN
3.125%, 01/15/16	350	352
Jackson National Life Global Funding
1.875%, 10/15/18 (B)	400	401
JPMorgan Chase
1.271%, 01/23/16 (A)	500	500
0.953%, 01/28/16 (A)	500	495
KeyBank
0.844%, 12/01/15 (A)	450	449
0.819%, 11/25/15 (A)	700	700
KFW
2.000%, 06/01/16	950	959

2	SEI Daily Income Trust / Quarterly Report / October 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund (Continued)

October 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Korea Development Bank
0.945%, 01/22/16 (A)	$1,430	$1,431
Lloyds Bank PLC
0.856%, 12/16/15 (A)	500	498
Macquarie Group
1.297%, 01/30/16 (A) (B)	350	351
Manufacturers & Traders Trust
1.400%, 07/25/17	450	448
0.620%, 01/25/16 (A)	350	349
Metropolitan Life Global Funding I
1.500%, 01/10/18 (B)	220	220
0.851%, 11/02/15 (A) (B)	460	461
0.701%, 01/10/16 (A) (B)	2,475	2,476
Mizuho Bank
0.776%, 12/25/15 (A) (B)	580	577
Morgan Stanley MTN
5.950%, 12/28/17	140	152
1.579%, 11/25/15 (A)	200	201
1.170%, 01/24/16 (A)	400	398
0.765%, 01/18/16 (A)	1,000	999
New York Life Global Funding
0.666%, 01/23/16 (A) (B)	550	551
Nissan Motor Acceptance MTN
1.500%, 03/02/18	300	299
1.026%, 12/26/15 (A) (B)	500	500
0.884%, 12/04/15 (A) (B)	245	245
Nordea Bank
1.250%, 04/04/17 (B)	600	600
Pricoa Global Funding I
1.350%, 08/18/17 (B)	550	550
0.471%, 11/16/15 (A) (B)	325	325
Principal Life Global Funding II
1.200%, 05/19/17 (B)	370	370
1.125%, 02/24/17 (B)	300	300
Province of Ontario Canada
1.600%, 09/21/16	1,600	1,612
Prudential Financial MTN
1.101%, 11/02/15 (A)	500	501
Royal Bank of Canada MTN
1.200%, 01/23/17	400	401
0.646%, 01/23/16 (A)	450	450
Santander Bank
1.251%, 11/12/15 (A)	600	597
Societe Generale MTN
1.406%, 11/02/15 (A)	450	454
Standard Chartered PLC MTN
0.955%, 01/17/16 (A) (B)	500	497
Sumitomo Mitsui Banking
0.751%, 01/10/16 (A)	500	499
SunTrust Bank
0.761%, 11/15/15 (A)	300	299

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Svenska Handelsbanken
0.796%, 12/25/15 (A)	$700	$701
Synchrony Financial
1.875%, 08/15/17	255	255
1.530%, 11/02/15 (A)	600	593
Toronto-Dominion Bank MTN
0.856%, 01/23/16 (A)	400	399
0.540%, 11/02/15 (A)	750	749
Toyota Motor Credit MTN
1.125%, 05/16/17	500	501
Travelers
6.250%, 06/20/16	1,017	1,053
UBS MTN
5.875%, 12/20/17	550	596
1.026%, 12/26/15 (A)	1,000	999
Union Bank
1.076%, 12/26/15 (A)	550	551
Ventas Realty‡
1.550%, 09/26/16	550	553
1.250%, 04/17/17	140	139
Volkswagen Group of America Finance LLC
1.250%, 05/23/17 (B)	500	487
0.799%, 11/22/15 (A) (B)	650	613
0.773%, 11/20/15 (A) (B)	1,075	1,026
Volkswagen International Finance
1.125%, 11/18/16 (B)	260	256
0.764%, 11/02/15 (A) (B)	775	755
Wachovia
0.607%, 12/17/15 (A)	850	848
WEA Finance LLC
1.750%, 09/15/17 (B)	235	234
Wells Fargo MTN
1.150%, 06/02/17	650	651
Westpac Banking
1.200%, 05/19/17	275	275
0.925%, 01/17/16 (A)	325	323

		79,276

Health Care — 6.0%
AbbVie
1.800%, 05/14/18	400	400
1.200%, 11/06/15	675	675
1.061%, 11/06/15 (A)	130	130
Actavis Funding SCS
2.350%, 03/12/18	640	643
1.416%, 12/12/15 (A)	675	671
1.300%, 06/15/17	450	446
Amgen
2.125%, 05/15/17	500	506
0.709%, 11/22/15 (A)	1,150	1,147

SEI Daily Income Trust / Quarterly Report / October 31, 2015	3

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund (Continued)

October 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Baxalta
1.099%, 12/22/15 (A) (B)	$1,500	$1,496
Bayer US Finance LLC
0.607%, 01/06/16 (A) (B)	600	597
0.573%, 01/07/16 (A) (B)	800	799
Becton Dickinson
1.800%, 12/15/17	500	503
0.787%, 11/02/15 (A)	780	780
Celgene
2.125%, 08/15/18	300	302
Express Scripts Holding
2.650%, 02/15/17	1,250	1,268
1.250%, 06/02/17	600	597
McKesson
1.292%, 03/10/17	410	410
0.950%, 12/04/15	235	235
Medtronic
1.500%, 03/15/18	255	256
Mylan
1.350%, 11/29/16	400	397
Providence Health & Services Obligated Group
1.126%, 01/01/16 (A)	700	702
Thermo Fisher Scientific
1.300%, 02/01/17	165	165
UnitedHealth Group
1.450%, 07/17/17	500	503
0.765%, 01/19/16 (A)	985	986
Zimmer Holdings
1.450%, 04/01/17	450	449

		15,063

Industrials — 1.4%
Air Lease
4.500%, 01/15/16	300	302
2.125%, 01/15/18	230	227
GATX
1.250%, 03/04/17	215	214
Hutchison Whampoa International 14
1.625%, 10/31/17 (B)	400	399
Norfolk Southern
5.750%, 01/15/16	980	989
PACCAR Financial MTN
1.100%, 06/06/17	325	324
Pentair Finance
1.350%, 12/01/15	285	285
Precision Castparts
0.700%, 12/20/15	145	145
Rockwell Collins
0.687%, 12/15/15 (A)	690	689

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
		3,574

Information Technology — 1.0%
Fidelity National Information Services
2.850%, 10/15/18	$250	$253
1.450%, 06/05/17	170	168
Hewlett Packard Enterprise
2.450%, 10/05/17 (B)	700	702
2.063%, 01/05/16 (A) (B)	955	957
TSMC Global
0.950%, 04/03/16 (B)	325	324
Western Union
2.375%, 12/10/15	85	85

		2,489

Materials — 1.1%
Glencore Funding LLC
1.487%, 11/27/15 (A) (B)	700	684
Monsanto
1.150%, 06/30/17	500	498
0.511%, 11/07/15 (A)	710	707
Rio Tinto Finance USA PLC
1.174%, 12/17/15 (A)	955	955

		2,844

Telecommunications — 2.2%
AT&T
5.500%, 02/01/18	870	941
1.257%, 12/31/15 (A)	450	446
0.699%, 11/12/15 (A)	600	600
British Telecommunications PLC
1.250%, 02/14/17	270	270
Verizon Communications
2.086%, 12/14/15 (A)	470	483
1.350%, 06/09/17	1,230	1,231
0.733%, 12/09/15 (A)	560	558
Vodafone Group PLC
0.718%, 11/19/15 (A)	1,000	1,000

		5,529

Utilities — 1.3%
Dominion Gas Holdings LLC
1.050%, 11/01/16	550	549
Duke Energy
0.704%, 01/03/16 (A)	1,450	1,447
Exelon
1.550%, 06/09/17	585	584
Hydro-Quebec
1.375%, 06/19/17	225	226
Southern
1.300%, 08/15/17	310	309

4	SEI Daily Income Trust / Quarterly Report / October 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund (Continued)

October 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Xcel Energy
1.200%, 06/01/17	$280	$279

		3,394

Total Corporate Obligations (Cost $127,759) ($ Thousands)		127,436

ASSET-BACKED SECURITIES — 22.1%

Automotive — 13.3%
Ally Auto Receivables Trust, Ser 2014-SN1, Cl A3
0.750%, 02/21/17	245	245
Ally Master Owner Trust, Ser 2013-1, Cl A2
1.000%, 02/15/18	995	996
Ally Master Owner Trust, Ser 2013-1, Cl A1
0.646%, 11/15/15 (A)	310	310
Ally Master Owner Trust, Ser 2014-4, Cl A1
0.596%, 11/15/15 (A)	850	847
Ally Master Owner Trust, Ser 2014-4, Cl A2
1.430%, 06/17/19	635	637
Ally Master Owner Trust, Ser 2014-5, Cl A2
1.600%, 11/15/15	650	652
American Credit Acceptance Receivables Trust, Ser 2013-1, Cl A
1.450%, 04/16/18	17	17
American Credit Acceptance Receivables Trust, Ser 2014-4, Cl A
1.330%, 07/10/18	75	75
AmeriCredit Automobile Receivables Trust, Ser 2012-4, Cl B
1.310%, 11/08/17	228	228
AmeriCredit Automobile Receivables Trust, Ser 2013-2, Cl A3
0.650%, 12/08/17	114	114
AmeriCredit Automobile Receivables Trust, Ser 2013-3, Cl A3
0.920%, 04/09/18	135	135
AmeriCredit Automobile Receivables Trust, Ser 2014-1, Cl A3
0.900%, 02/08/19	683	683

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
ARI Fleet Lease Trust, Ser 2012-B, Cl A
0.496%, 11/15/15 (A)	$331	$330
ARI Fleet Lease Trust, Ser 2013-A, Cl A3
0.920%, 07/15/21	91	91
ARI Fleet Lease Trust, Ser 2014-A, Cl A2
0.810%, 11/15/22	94	94
Bank of The West Auto Trust, Ser 2015-1, Cl A2B
0.557%, 11/02/15 (A)	700	700
California Republic Auto Receivables Trust, Ser 2013-1, Cl A2
1.410%, 09/17/18	352	353
Capital Auto Receivables Asset Trust, Ser 2013-3, Cl B
2.320%, 07/20/18	520	524
Capital Auto Receivables Asset Trust, Ser 2014-1, Cl A3
1.320%, 06/20/18	320	320
CarMax Auto Owner Trust, Ser 2012-1, Cl D
3.090%, 08/15/18	875	880
CarMax Auto Owner Trust, Ser 2012-1, Cl C
2.200%, 10/16/17	365	366
CarMax Auto Owner Trust, Ser 2012-3, Cl C
1.500%, 08/15/18	120	120
CarMax Auto Owner Trust, Ser 2012-3, Cl A4
0.790%, 04/16/18	1,230	1,228
Chesapeake Funding LLC, Ser 2011-2A, Cl A
1.444%, 11/07/15 (A)	148	148
Chesapeake Funding LLC, Ser 2012-1A, Cl A
0.944%, 11/07/15 (A)	50	50
Chesapeake Funding LLC, Ser 2012-2A, Cl A
0.644%, 11/07/15 (A)	71	71
Chesapeake Funding LLC, Ser 2014-1A, Cl A
0.614%, 11/07/15 (A)	555	554
Chesapeake Funding LLC, Ser 2015-1A, Cl B
1.144%, 11/09/15 (A)	460	459
CNH Wholesale Master Note Trust, Ser 2013-2A, Cl A
0.796%, 11/15/15 (A)	425	424

SEI Daily Income Trust / Quarterly Report / October 31, 2015	5

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund (Continued)

October 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CPS Auto Receivables Trust, Ser 2013-D, Cl A
1.540%, 07/16/18	$404	$404
CPS Auto Receivables Trust, Ser 2014-A, Cl A
1.210%, 08/15/18	139	139
CPS Auto Receivables Trust, Ser 2015-A, Cl A
1.530%, 07/15/19	799	798
Credit Acceptance Auto Loan Trust, Ser 2013-1A, Cl A
1.210%, 10/15/20	99	99
Credit Acceptance Auto Loan Trust, Ser 2013-2A, Cl A
1.500%, 04/15/21	365	365
Credit Acceptance Auto Loan Trust, Ser 2014-1A, Cl A
1.550%, 10/15/21	415	414
DT Auto Owner Trust, Ser 2015-3A, Cl A
1.660%, 03/15/19	1,000	1,000
Enterprise Fleet Financing LLC, Ser 2013-1, Cl A2
0.680%, 09/20/18	53	53
Enterprise Fleet Financing LLC, Ser 2013-2, Cl A2
1.060%, 03/20/19	150	150
Enterprise Fleet Financing LLC, Ser 2014-2, Cl A2
1.050%, 03/20/20	167	167
First Investors Auto Owner Trust, Ser 2012-2A, Cl A2
1.470%, 05/15/18	21	21
First Investors Auto Owner Trust, Ser 2013-1A, Cl A2
0.900%, 10/15/18	27	27
First Investors Auto Owner Trust, Ser 2013-2A, Cl A2
1.230%, 03/15/19	152	152
First Investors Auto Owner Trust, Ser 2013-3A, Cl A3
1.440%, 10/15/19	311	312
First Investors Auto Owner Trust, Ser 2014-1A, Cl A2
0.800%, 02/15/18	41	41
First Investors Auto Owner Trust, Ser 2014-2A, Cl A2
0.860%, 08/15/18	188	187
Flagship Credit Auto Trust, Ser 2013-2, Cl A
1.940%, 01/15/19	294	294

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Ford Credit Auto Lease Trust, Ser 2014-B, Cl A4
1.100%, 11/15/17	$615	$615
Ford Credit Auto Lease Trust, Ser 2015-B, Cl B
1.920%, 03/15/19	300	299
Ford Credit Auto Owner Trust, Ser 2012-A, Cl B
1.880%, 08/15/17	475	478
Ford Credit Auto Owner Trust, Ser 2012-B, Cl D
2.930%, 10/15/18	600	608
Ford Credit Floorplan Master Owner Trust, Ser 2013-1, Cl A2
0.576%, 11/15/15 (A)	395	395
Ford Credit Floorplan Master Owner Trust, Ser 2013-5, Cl A2
0.677%, 11/02/15 (A)	310	310
Ford Credit Floorplan Master Owner Trust, Ser 2014-1, Cl B
1.400%, 02/15/19	80	80
Ford Credit Floorplan Master Owner Trust, Ser 2015-4, Cl A2
0.807%, 11/02/15 (A)	1,050	1,049
GE Dealer Floorplan Master Note Trust, Ser 2014-2, Cl A
0.666%, 11/20/15 (A)	665	660
GM Financial Automobile Leasing Trust, Ser 2015-1, Cl B
2.140%, 06/20/19	390	394
GM Financial Leasing Trust, Ser 2014-1A, Cl A3
1.010%, 05/22/17	1,140	1,142
GMF Floorplan Owner Revolving Trust, Ser 2015-1, Cl A2
0.696%, 11/15/15 (A)	1,475	1,469
Hertz Fleet Lease Funding, Ser 2013-3, Cl B
1.253%, 11/10/15 (A)	765	765
M&T Bank Auto Receivables Trust, Ser 2013-1A, Cl A3
1.060%, 11/15/17	297	297
M&T Bank Auto Receivables Trust, Ser 2013-1A, Cl A4
1.570%, 08/15/18	750	754
Mercedes-Benz Auto Lease Trust, Ser 2013-B, Cl A3
0.620%, 07/15/16	17	17
Mercedes-Benz Auto Receivables Trust, Ser 2013-1, Cl A3
0.780%, 08/15/17	87	87

6	SEI Daily Income Trust / Quarterly Report / October 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund (Continued)

October 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Mercedes-Benz Master Owner Trust, Ser 2012-AA, Cl A
0.790%, 11/15/17	$360	$360
Nissan Auto Receivables 2015-C Owner Trust, Ser 2015-C, Cl A2A
0.870%, 11/15/18	395	394
Porsche Innovative Lease Owner Trust, Ser 2013-1, Cl A4
0.880%, 10/22/19	310	310
Prestige Auto Receivables Trust, Ser 2012-1A, Cl A3
1.760%, 10/16/17	9	9
Prestige Auto Receivables Trust, Ser 2013-1A, Cl A3
1.330%, 05/15/19	444	445
Prestige Auto Receivables Trust, Ser 2014-1A, Cl A2
0.970%, 03/15/18	309	309
Prestige Auto Receivables Trust, Ser 2015-1, Cl A2
1.090%, 02/15/19	191	191
Santander Drive Auto Receivables Trust, Ser 2012-1, Cl C
3.780%, 11/15/17	86	86
Santander Drive Auto Receivables Trust, Ser 2012-3, Cl D
3.640%, 05/15/18	430	437
Santander Drive Auto Receivables Trust, Ser 2012-4, Cl C
2.940%, 12/15/17	219	221
Santander Drive Auto Receivables Trust, Ser 2013-2, Cl B
1.330%, 03/15/18	353	354
Santander Drive Auto Receivables Trust, Ser 2013-4
2.160%, 01/15/20	230	231
Santander Drive Auto Receivables Trust, Ser 2014-4, Cl A2A
0.670%, 01/16/18	80	80
SNAAC Auto Receivables Trust, Ser 2014-1A, Cl A
1.030%, 09/17/18	86	86
Susquehanna Auto Receivables Trust, Ser 2014-1, Cl A3
1.000%, 02/15/18	425	425
Volkswagen Auto Lease Trust, Ser 2014-A, Cl A2A
0.520%, 10/20/16	34	34
Volkswagen Credit Auto Master Trust, Ser 2014-1A, Cl A1
0.566%, 11/20/15 (A)	400	395

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Volvo Financial Equipment LLC, Ser 2013-1A, Cl A3
0.740%, 03/15/17	$107	$107
Volvo Financial Equipment LLC, Ser 2014-1A, Cl A3
0.820%, 04/16/18	240	240
Westlake Automobile Receivables Trust, Ser 2014-1A, Cl A2
0.700%, 05/15/17	48	48
Westlake Automobile Receivables Trust, Ser 2014-2A, Cl C
2.240%, 04/15/20	250	249
Westlake Automobile Receivables Trust, Ser 2014-2A, Cl A2
0.970%, 10/16/17	343	343
Westlake Automobile Receivables Trust, Ser 2015-1A, Cl B
1.680%, 11/16/20	505	504
Westlake Automobile Receivables Trust, Ser 2015-2A, Cl A2A
1.280%, 07/16/18	645	645
Wheels SPV 2, Ser 2014-1A, Cl A2
0.840%, 03/20/23	165	165
World Omni Auto Receivables Trust 2015-B, Ser 2015-B, Cl A2A
0.960%, 07/15/19	590	589
World Omni Master Owner Trust, Ser 2013-1, Cl A
0.557%, 11/15/15 (A)	555	555

		33,505

Credit Card — 1.8%
American Express Credit Account Master Trust, Ser 2013-3, Cl A
0.980%, 05/15/19	185	185
Barclays Dryrock Issuance Trust, Ser 2014-1, Cl A
0.556%, 11/15/15 (A)	605	604
Cabela’s Master Credit Card Trust, Ser 2013-2A A2, Cl A2
0.846%, 11/15/15 (A)	210	210
Cabela’s Master Credit Card Trust, Ser 2014-1, Cl A
0.557%, 11/15/15 (A)	165	165
Capital One Multi-Asset Execution Trust, Ser 2013-A3, Cl A3
0.960%, 09/16/19	360	360
Chase Issuance Trust, Ser 2007- B1, Cl B1
0.446%, 11/15/15 (A)	450	448
Chase Issuance Trust, Ser 2014-A1, Cl A1
1.150%, 01/15/19	275	276

SEI Daily Income Trust / Quarterly Report / October 31, 2015	7

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund (Continued)

October 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Citibank Credit Card Issuance Trust, Ser 2013-A3, Cl A3
1.110%, 07/23/18	$500	$501
Citibank Credit Card Issuance Trust, Ser 2014-A2, Cl A2
1.020%, 02/22/19	415	415
Citibank Credit Card Issuance Trust, Ser 2014-A4, Cl A4
1.230%, 04/24/19	650	652
Synchrony Credit Card Master Note Trust, Ser 2014-1, Cl A
1.610%, 11/15/20	650	651

		4,467

Miscellaneous Business Services — 6.4%
Ameriquest Mortgage Securities, Ser 2005-R1, Cl M1
0.872%, 11/25/15 (A)	216	216
Apidos CDO, Ser 2013-12A, Cl A
1.389%, 11/02/15 (A)	600	590
Avalon IV Capital, Ser 2014-1AR, Cl AR
1.459%, 01/17/16 (A)	292	292
Bear Stearns Asset-Backed- Securities Trust, Ser 2005- SD2, Cl 2A1
0.857%, 11/25/15 (A)	22	22
Cent CLO 16, Ser 2014-16AR, Cl A1AR
1.550%, 11/03/15 (A)	500	498
Cent CLO 16, Ser 2014-20A, Cl A
1.775%, 11/02/15 (A)	600	591
CIFC Funding, Ser 2013-1A, Cl A1
1.439%, 01/16/16 (A)	485	477
CIT Equipment Collateral, Ser 2014-VT1, Cl A2
0.860%, 05/22/17	928	929
CNH Equipment Trust, Ser 2012-D, Cl A3
0.650%, 04/16/18	216	216
CNH Equipment Trust, Ser 2014-C, Cl A2
0.630%, 12/15/17	501	500
Credit-Based Asset Servicing and Securitization LLC, Ser 2005- CB3, Cl M2
1.124%, 11/27/15 (A)	825	815
Dell Equipment Finance Trust, Ser 2014-1, Cl A3
0.940%, 06/22/20	500	500
Dryden XXXI Senior Loan Fund, Ser 2014-31A, Cl A
1.637%, 01/18/16 (A)	250	248

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
GE Equipment Small Ticket LLC, Ser 2014-1A, Cl A3
0.950%, 09/25/17	$400	$400
GreatAmerica Leasing Receivables, Ser 2015-1, Cl A3
1.540%, 07/20/18	905	912
Green Tree Agency Advance Funding Trust I, Ser 2015-T1, Cl AT1
2.302%, 10/15/46	240	240
ING IM CLO, Ser 2014-1A, Cl A1
1.787%, 01/18/16 (A)	290	288
ING IM CLO, Ser 2014-1RA, Cl A2R
2.186%, 11/02/15 (A)	500	500
John Deere Owner Trust, Ser 2012-B, Cl A4
0.690%, 01/15/19	524	524
Kubota Credit Owner Trust, Ser 2014-1A, Cl A2
0.580%, 02/15/17	61	60
Kubota Credit Owner Trust, Ser 2015-1A, Cl A2
0.940%, 11/15/15	409	408
Limerock CLO II, Ser 2014-2A, Cl A
1.787%, 11/18/15 (A)	500	497
Madison Park Funding CLO, Ser 2007-4A, Cl A1B
0.581%, 12/24/15 (A)	420	403
MMAF Equipment Finance LLC, Ser 2011-AA, Cl A4
2.100%, 07/15/17	140	140
MMAF Equipment Finance LLC, Ser 2014-AA, Cl A3
0.870%, 01/08/19	560	557
Navient Student Loan Trust, Ser 2014-1, Cl A1
0.447%, 11/25/15 (A)	745	745
Neuberger Berman CLO XVI, Ser 2014-16A, Cl A1
1.759%, 12/11/15 (A)	405	401
NYCTL Trust, Ser 2014-A, Cl A
1.030%, 11/10/27	51	51
NYCTL Trust, Ser 2015-A, Cl A
1.340%, 11/10/28	580	580
Oak Hill Credit Partners, Ser 2013-8A, Cl A
1.407%, 01/21/16 (A)	360	352
Octagon Investment Partners XVI, Ser 2013-1A, Cl A
1.409%, 01/17/16 (A)	550	541
Ocwen Freddie Advance Funding, Ser 2015-T1, Cl AT1
2.062%, 11/15/45	230	230

8	SEI Daily Income Trust / Quarterly Report / October 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund (Continued)

October 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Ocwen Master Advance Receivables Trust
2.537%, 09/17/46	$295	$295
Race Point VI CLO, Ser 2014-6RA, Cl BR
2.413%, 11/24/15 (A)	425	425
SLM Student Loan Trust, Ser 2006-10, Cl A4
0.390%, 01/25/16 (A)	6	6
SLM Student Loan Trust, Ser 2006-4, Cl A5
0.420%, 01/25/16 (A)	128	126
SLM Student Loan Trust, Ser 2011-A, Cl A1
1.196%, 11/15/15 (A)	18	18
SLM Student Loan Trust, Ser 2011- B, Cl A1
1.046%, 11/15/15 (A)	122	122
Springleaf Funding Trust, Ser 2014-AA, Cl A
2.410%, 12/15/22	445	445
Structured Asset Securities Mortgage Loan Trust, Ser 2006-GEL3, Cl A2
0.427%, 11/25/15 (A)	417	415
Structured Asset Securities Mortgage Loan Trust, Ser 2006-WF1, Cl A1
0.347%, 11/25/15 (A)	112	111
Symphony CLO VIII, Ser 2014-8AR, Cl BR
2.033%, 11/02/15 (A)	475	475

		16,161

Mortgage Related — 0.6%
Accredited Mortgage Loan Trust, Ser 2004-4, Cl A1A
0.877%, 11/27/15 (A)	227	223
Aegis Asset Backed Securities Trust Mortgage Pass-Through Certificates, Ser 2004-4, Cl A1
0.917%, 11/27/15 (A)	250	246
Bear Stearns Asset Backed Securities Trust, Ser 2004-2, Cl A1
1.197%, 11/25/15 (A)	137	136
Bear Stearns Asset-Backed- Securities Trust, Ser 2005- HE3, Cl M2
1.217%, 11/25/15 (A)	328	324
HSBC Home Equity Loan Trust USA, Ser 2007-3, Cl APT
1.403%, 11/20/15 (A)	241	241

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
JPMorgan Mortgage Acquisition, Ser 2005-FLD1, Cl M2
0.687%, 11/25/15 (A)	$58	$58
Option One Mortgage Loan Trust, Ser 2005-1, Cl A1A
0.697%, 11/25/15 (A)	174	172
Option One Mortgage Loan Trust, Ser 2005-4, Cl A3
0.457%, 11/25/15 (A)	46	45

		1,445

Total Asset-Backed Securities (Cost $55,703) ($ Thousands)		55,578

MORTGAGE-BACKED SECURITIES — 15.2%

Agency Mortgage-Backed Obligations — 4.3%
FHLMC
5.000%, 06/01/26	109	114
4.500%, 09/01/26	58	62
2.282%, 11/01/15 (A)	91	94
2.269%, 11/01/15 (A)	98	105
FHLMC REMIC, Ser 2004-2764, Cl OE
4.500%, 03/15/19	58	60
FHLMC REMIC, Ser 2009-3570, Cl A
4.500%, 11/01/15	134	140
FHLMC REMIC, Ser 2010-3634, Cl EA
4.000%, 11/15/23	1	1
FNMA
6.000%, 01/01/27	33	37
5.000%, 04/01/20 to 03/01/25 (C)	716	762
2.465%, 11/01/15 (A)	11	12
2.284%, 11/01/15 (A)	9	9
2.253%, 11/01/15 (A)	23	23
2.200%, 11/01/15 (A)	91	95
2.141%, 11/01/15 (A)	35	36
2.137%, 11/01/15 (A)	35	37
1.375%, 11/01/15 (A)	15	15
FNMA REMIC, Ser 1993-58, Cl H
5.500%, 04/25/23	27	29
FNMA REMIC, Ser 2001-33, Cl FA
0.647%, 11/25/15 (A)	21	21
FNMA REMIC, Ser 2002-64, Cl FG
0.447%, 11/18/15 (A)	23	23
FNMA REMIC, Ser 2002-77, Cl CB
5.000%, 12/25/17	92	94
FNMA REMIC, Ser 2008-18, Cl HD
4.000%, 12/25/18	71	73

SEI Daily Income Trust / Quarterly Report / October 31, 2015	9

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund (Continued)

October 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FNMA REMIC, Ser 2010-64, Cl EH
5.000%, 10/25/35	$9	$9
FNMA REMIC, Ser 2011-109, Cl PK
4.000%, 08/25/41	98	103
FNMA TBA
3.500%, 11/01/40	850	897
3.000%, 11/25/26	4,200	4,369
GNMA
2.500%, 11/01/15 (A)	112	119
GNMA, Ser 2009-10, Cl JA
4.500%, 03/16/34	73	76
GNMA, Ser 2009-113, Cl MJ
4.000%, 03/16/23	197	201
GNMA, Ser 2010-47, Cl AT
3.000%, 11/16/30	118	118
GNMA, Ser 2010-86, Cl PG
3.000%, 01/20/36	57	57
GNMA, Ser 2011-106, Cl ME
3.000%, 06/20/38	149	150
GNMA, Ser 2011-110, Cl A
2.237%, 03/16/33	35	35
GNMA, Ser 2011-62, Cl PA
3.000%, 01/20/40	612	619
Mortgage-Linked Amortizing Notes, Ser 2012-1, Cl A10
2.060%, 01/15/22	56	57
NCUA Guaranteed Notes, Ser 2010-R1, Cl 2A
1.840%, 10/07/20	4	4
NCUA Guaranteed Notes, Ser 2010-R1, Cl 1A
0.644%, 11/04/15 (A)	557	560
NCUA Guaranteed Notes, Ser 2010-R2, Cl 1A
0.564%, 11/06/15 (A)	168	169
NCUA Guaranteed Notes, Ser 2011-R1, Cl 1A
0.653%, 11/04/15 (A)	432	434
NCUA Guaranteed Notes, Ser 2011-R2, Cl 1A
0.595%, 11/09/15 (A)	240	241
NCUA Guaranteed Notes, Ser 2011-R3, Cl 1A
0.603%, 11/09/15 (A)	549	550
NCUA Guaranteed Notes, Ser 2011-R4, Cl 1A
0.583%, 11/05/15 (A)	255	256
NCUA Guaranteed Notes, Ser 2011-R6, Cl 1A
0.583%, 11/07/15 (A)	22	22

		10,888

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Non-Agency Mortgage-Backed Obligations — 10.9%
BAMLL Commercial Mortgage Securities Trust, Ser 2014-ICTS, Cl A
0.996%, 11/15/15 (A)	$450	$449
Banc of America Mortgage Securities, Ser 2005-F, Cl 2A2
2.791%, 11/01/15 (A)	265	245
Banc of America Mortgage Securities, Ser 2005-J, Cl 2A1
2.715%, 11/01/15 (A)	34	31
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-12, Cl 11A1
3.018%, 11/01/15 (A)	87	69
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-3, Cl 2A1
2.719%, 11/01/15 (A)	117	108
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-6, Cl 3A1
2.713%, 11/01/15 (A)	210	189
Bear Stearns Commercial Mortgage Securities Trust, Ser 2006-PW13, Cl A4
5.540%, 09/11/41	390	396
Bear Stearns Commercial Mortgage Securities Trust, Ser 2006-PWR11, Cl A4
5.522%, 11/01/15 (A)	167	167
BLCP Hotel Trust, Ser CLRN, Cl A
1.146%, 11/15/15 (A)	480	477
CD Mortgage Trust, Ser 2006- CD2, Cl A4
5.336%, 11/12/15 (A)	400	399
CD Mortgage Trust, Ser 2007- CD4, Cl A4
5.322%, 12/11/49	575	589
CD Mortgage Trust, Ser 2007-CD5, Cl A4
5.886%, 08/15/48 (A)	427	452
Citigroup Commercial Mortgage Trust, Ser 2007-C6, Cl A4
5.711%, 11/10/15 (A)	650	682
Citigroup Commercial Mortgage Trust, Ser 2008-C7, Cl A4
6.144%, 11/01/15 (A)	387	411
Citigroup Commercial Mortgage Trust, Ser 2012-GC8, Cl A1
0.685%, 09/10/45	167	166

10	SEI Daily Income Trust / Quarterly Report / October 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund (Continued)

October 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Citigroup Commercial Mortgage Trust, Ser 2014-388G, Cl A
0.946%, 11/15/15 (A)	$1,000	$992
Citigroup Mortgage Loan Trust, Ser 2004-HYB3, Cl 1A
2.718%, 11/08/15 (A)	51	51
Citigroup Mortgage Loan Trust, Ser 2006-AR2, Cl 1A1
2.536%, 11/01/15 (A)	194	178
COBALT CMBS Commercial Mortgage Trust, Ser 2006-C1, Cl A4
5.223%, 08/15/48	604	619
COMM 2012-9W57 Mortgage Trust, Ser 9W57, Cl A
2.365%, 11/06/15	600	607
Commercial Mortgage Pass-Through Certificates, Ser 2010-C1, Cl A1
3.156%, 07/10/46	10	10
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR2, Cl A1
0.824%, 08/15/45	52	52
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR3, Cl A1
0.666%, 11/15/45	59	59
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR4, Cl A1
0.704%, 10/15/45	160	160
Commercial Mortgage Pass-Through Certificates, Ser 2013-CR10, Cl A1
1.278%, 08/10/46	175	174
Commercial Mortgage Pass-Through Certificates, Ser CR9, Cl A1
1.344%, 07/10/45	746	745
Commercial Mortgage Trust, Ser 2014-BBG, Cl A
1.007%, 11/15/15 (A)	1,145	1,136
Countrywide Home Loans, Ser 2004-29, Cl 1A1
0.737%, 11/25/15 (A)	28	26
Countrywide Home Loans, Ser 2005-HY10, Cl 3A1A
2.525%, 11/01/15 (A)	169	142
Credit Suisse Commercial Mortgage Trust, Ser C4, Cl A3
5.467%, 09/15/39	794	809

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CSMC Series 2014-ICE, Ser ICE, Cl A
1.007%, 11/16/15 (A)	$250	$249
CSMC Trust 2014, Ser TIKI, Cl A
1.157%, 11/15/15 (A)	430	427
DBUBS Mortgage Trust, Ser 2011- LC1A, Cl A1
3.742%, 11/10/46	148	148
FDIC Structured Sale Guaranteed Notes, Ser 2010-S1, Cl 1A
0.743%, 11/01/15 (A)	100	100
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN2, Cl M1
1.044%, 11/25/15 (A)	270	270
FNMA Connecticut Avenue Securities, Ser 2014-C02, Cl 2M1
1.144%, 11/25/15 (A)	150	149
FNMA Connecticut Avenue Securities, Ser 2014-C02, Cl 1M1
1.144%, 11/25/15 (A)	211	208
FNMA Connecticut Avenue Securities, Ser 2014-C03, Cl 1M1
1.394%, 11/02/15 (A)	430	428
FNMA Connecticut Avenue Securities, Ser 2015-C02, Cl 1M1
1.344%, 11/25/15 (A)	126	126
GE Capital Commercial Mortgage, Ser C4, Cl A4
5.385%, 11/10/45 (A)	50	50
GMAC Mortgage Loan Trust, Ser 2005-AR6, Cl 2A1
3.019%, 11/01/15 (A)	214	197
Granite Master Issuer PLC, Ser 2006-3, Cl A3
0.274%, 11/22/15 (A)	355	353
Granite Master Issuer PLC, Ser 2006-3, Cl A4
0.274%, 11/20/15 (A)	335	333
Granite Master Issuer PLC, Ser 2006-4, Cl A6
0.374%, 11/20/15 (A)	43	43
Granite Master Issuer PLC, Ser 2007-1, Cl 1M1
0.494%, 11/20/15 (A)	350	342
Granite Master Issuer PLC, Ser 2007-1, Cl 2A1
0.334%, 11/20/15 (A)	45	45

SEI Daily Income Trust / Quarterly Report / October 31, 2015	11

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund (Continued)

October 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Granite Master Issuer PLC, Ser 2007-1, Cl 3A1
0.394%, 11/02/15 (A)	$52	$51
GS Mortgage Securities II, Ser 2010-C2, Cl A1
3.849%, 12/10/43	135	140
GS Mortgage Securities II, Ser 2012-GCJ9, Cl A1
0.662%, 11/10/45	134	134
GS Mortgage Securities II, Ser GC13, Cl A1
1.206%, 07/10/46	109	109
GS Mortgage Securities II, Ser GC14, Cl A1
1.217%, 08/10/46	154	154
GSR Mortgage Loan Trust, Ser 2005-AR4, Cl 2A1
2.764%, 11/01/15 (A)	240	221
GSR Mortgage Loan Trust, Ser 2006-AR1, Cl 2A1
2.742%, 11/01/15 (A)	274	254
GSR Mortgage Loan Trust, Ser 2007-AR2, Cl 1A1
2.743%, 11/01/15 (A)	242	199
Hilton USA Trust, Ser HLF, Cl AFL
1.194%, 11/02/15 (A)	222	220
Hilton USA Trust, Ser ORL, Cl A
1.107%, 11/15/15 (A)	1,000	982
Impac CMB Trust, Ser 2004-9, Cl 1A1
0.957%, 11/25/15 (A)	68	62
Impac CMB Trust, Ser 2005-2, Cl 1A1
0.717%, 11/03/15 (A)	73	67
Impac CMB Trust, Ser 2005-3, Cl A1
0.677%, 11/25/15 (A)	67	60
Impac CMB Trust, Ser 2005-5, Cl A1
0.837%, 11/25/15 (A)	54	48
Impac CMB Trust, Ser 2005-8, Cl 1A
0.457%, 11/25/15 (A)	175	151
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2005-LDP7, Cl A4
6.100%, 11/01/15 (A)	127	128
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2010-C1, Cl A1
3.853%, 06/15/43	16	16

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-PLSD, Cl A2
3.364%, 11/13/28	$600	$612
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2012-C8, Cl A1
0.705%, 10/15/45	42	42
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2013-C13, Cl A1
1.303%, 01/15/46	117	117
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2013-C15, Cl A2
2.977%, 11/15/45	585	603
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-CBM, Cl A
1.096%, 11/15/15 (A)	875	872
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-PHH, Cl A
1.396%, 11/15/15 (A)	375	374
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2015-CSMO, Cl A
1.446%, 11/15/15 (A)	1,000	994
JPMorgan Mortgage Trust, Ser 2005-A6, Cl 7A1
2.741%, 11/01/15 (A)	118	112
JPMorgan Mortgage Trust, Ser 2007-A3, Cl 1A1
2.546%, 11/01/15 (A)	148	126
LB-UBS Commercial Mortgage Trust, Ser 2007-C6, Cl A4
5.858%, 07/15/40 (A)	392	407
LB-UBS Commercial Mortgage Trust, Ser 2008-C1, Cl A2
6.105%, 04/15/41 (A)	337	362
Merrill Lynch Mortgage Investors, Ser 2005-A3, Cl A1
0.467%, 11/25/15 (A)	62	60
Merrill Lynch Mortgage-Backed Securities Trust, Ser 2007-3, Cl 2A1
2.908%, 11/01/15 (A)	263	221
ML-CFC Commercial Mortgage Trust, Ser 2007-5, Cl A4
5.378%, 08/12/48	107	110

12	SEI Daily Income Trust / Quarterly Report / October 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund (Continued)

October 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012- C5, Cl A2
1.972%, 08/15/45	$299	$301
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012- C6, Cl A1
0.664%, 11/15/45	50	50
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013- C11, Cl A2
3.085%, 08/15/46	375	388
Morgan Stanley Re-Remic Trust, Ser 2012-IO, Cl AXA
1.000%, 03/27/51	248	245
MortgageIT Trust, Ser 2005-5, Cl A1
0.457%, 11/25/15 (A)	255	231
Opteum Mortgage Acceptance Asset-Backed Pass-Through Certificates, Ser 2005-2, Cl AII1
0.457%, 11/25/15 (A)	45	46
Paragon Mortgages PLC, Ser 2006-12A, Cl A2C
0.541%, 11/15/15 (A)	111	97
Paragon Mortgages PLC, Ser 2007-15A, Cl A2C
0.557%, 01/19/16 (A)	267	237
Residential Funding Mortgage Securities I, Ser 2007-SA3, Cl 2A1
3.841%, 11/01/15 (A)	198	162
Sequoia Mortgage Trust, Ser 2004-12, Cl A1
0.734%, 11/20/15 (A)	28	27
Springleaf Mortgage Loan Trust, Ser 2013-1A, Cl A
1.270%, 06/25/58 (A)	172	172
Towd Point Mortgage Trust, Ser 2015-4, Cl A1B
2.750%, 04/25/55 (A)	191	192
Towd Point Mortgage Trust, Ser 2015-5, Cl A1B
2.750%, 05/25/55 (A)	180	180
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C3, Cl A1
0.726%, 08/10/49	203	202
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR2, Cl 1A1
2.323%, 11/01/15 (A)	277	262

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Wells Fargo Commercial Mortgage Trust, Ser 2012-LC5, Cl A1
0.687%, 10/15/45	$193	$192
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-BB, Cl A2
2.623%, 11/01/15 (A)	114	115
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR10, Cl 2A1
2.694%, 11/01/15 (A)	232	228
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR12, Cl 1A1
2.728%, 11/01/15 (A)	132	124
WFRBS Commercial Mortgage Trust, Ser 2011-C2, Cl A2
3.791%, 02/15/44	652	652
WFRBS Commercial Mortgage Trust, Ser 2011-C3, Cl B
3.240%, 03/15/44	277	278
WFRBS Commercial Mortgage Trust, Ser 2012-C10, Cl A1
0.734%, 12/15/45	441	439
WFRBS Commercial Mortgage Trust, Ser 2012-C6, Cl A1
1.081%, 04/15/45	67	67
WFRBS Commercial Mortgage Trust, Ser 2012-C9, Cl A1
0.673%, 11/15/45	253	252
WFRBS Commercial Mortgage Trust, Ser 2013-C15, Cl A1
1.264%, 08/15/46	103	103

		27,308

Total Mortgage-Backed Securities (Cost $38,847) ($ Thousands)		38,196

SEI Daily Income Trust / Quarterly Report / October 31, 2015	13

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund (Continued)

October 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 5.7%
U.S. Treasury Notes
0.625%, 11/30/17	$1,400	$1,395
0.625%, 04/30/18	6,545	6,495
1.375%, 06/30/18	6,500	6,568

Total U.S. Treasury Obligations (Cost $14,469) ($ Thousands)		14,458

MUNICIPAL BONDS — 4.8%
California State, RB
5.950%, 04/01/16	920	941
Chicago, Midway Airport Revenue, Ser C, RB
1.320%, 01/01/16 (A)	270	270
El Paso, Harris County Toll Road Authority, GO
1.049%, 08/15/16	455	456
Florida State, Hurricane Catastrophe Fund Finance, Ser A, RB
1.298%, 07/01/16	620	622
Hawaii State, Ser ES, GO
0.731%, 08/01/16	655	655
Illinois State, RB
1.360%, 06/15/16 (A)	960	963
Illinois State, Ser B, GO
1.780%, 04/01/16	300	300
Intermountain Power Agency, Sub-Ser B, RB
0.785%, 07/01/16	610	610
Louisville, Regional Airport Authority, Ser C, RB
0.769%, 07/01/16	410	410
New Jersey State, Economic Development Authority, Ser 00, RB
1.059%, 03/01/16	500	499
New Jersey State, Economic Development Authority, Ser Q, RB
1.096%, 06/15/16	2,675	2,673
New Jersey State, Transportation Trust Fund Authority, Ser B, RB
1.087%, 12/15/16	1,250	1,245
New Jersey State, Turnpike Authority, Ser B, RB
4.252%, 01/01/16 (A)	175	176

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
North Carolina State, Eastern Municipal Power Agency, RB
1.561%, 07/01/17	$790	$793
Orange County, Ser A, RB
0.580%, 11/02/15	445	445
Pennsylvania State Industrial Development Authority, RB
1.635%, 07/01/16	120	120
St. Paul, Housing and Redevelopment Authority, GO
1.041%, 07/01/16	415	415
University of California, Ser Y-1, RB Callable 01/01/17 @ 100
0.693%, 11/01/15 (A)	490	490

Total Municipal Bonds (Cost $12,086) ($ Thousands)		12,083

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.7%
FFCB
0.450%, 09/08/16	3,000	3,001
FHLB
0.375%, 06/24/16	600	600
0.375%, 07/22/16	1,500	1,498
1.200%, 12/29/17	1,000	1,001
FHLMC
1.000%, 09/08/17	1,250	1,251
FHLMC MTN
1.350%, 09/14/18	1,400	1,401
FNMA
1.250%, 06/20/18	700	701

Total U.S. Government Agency Obligations (Cost $9,451) ($ Thousands)		9,453

Total Investments — 102.1% (Cost $258,315) ($ Thousands)††		$257,204

14	SEI Daily Income Trust / Quarterly Report / October 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund (Concluded)

October 31, 2015

A list of the open futures contracts held by the Fund at October 31, 2015, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Unrealized Appreciation/ (Depreciation) ($ Thousands)
U.S. 5-Year Treasury Note	9	Jan-2016	$1
U.S. 2-Year Treasury Note	(5)	Dec-2015	1
U.S. 10-Year Treasury Note	(23)	Dec-2015	(8)
U.S. Long Treasury Bond	(1)	Dec-2015	(2)

			$(8)

For the period ended October 31, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $252,023($ Thousands).

‡	Real Estate Investment Trust.

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on October 31, 2015. The demand and interest rate reset features give this security a shorter effective maturity date.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

FDIC — Federal Deposit Insurance Corporation

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FMAC — Financial Management Advisory Committee

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

LLC — Limited Liability Company

MTN — Medium Term Note

NCUA — National Credit Union Association

PLC — Public Limited Company

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

†	At October 31, 2015, the tax basis cost of the Fund’s investments was $258,315, and the unrealized appreciation and depreciation were $261($ Thousands) and $(1,372) ($ Thousands), respectively.

The following is a summary of the inputs used as of October 31, 2015 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$127,436	$—	$127,436
Asset-Backed Securities	—	55,578	—	55,578
Mortgage-Backed Securities	—	38,196	—	38,196
Municipal Bonds	—	12,083	—	12,083
U.S. Government Agency Obligations	—	9,453	—	9,453
U.S. Treasury Obligations	—	14,458	—	14,458

Total Investments in Securities	$—	$257,204	$—	$257,204

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$2	$—	$—	$2
Unrealized Depreciation	(10)	—	—	(10)

Total Other Financial Instruments	$(8)	$—	$—	$(8)

*	Futures Contracts are valued at the net unrealized appreciation/(depreciation) on the instruments.

As of October 31, 2015, there were no significant transfers between Level 1 and Level 2 assets and liabilities. As of October 31, 2015, there were no Level 3 securities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

SEI Daily Income Trust / Quarterly Report / October 31, 2015	15

SCHEDULE OF INVESTMENTS (Unaudited)

Short-Duration Government Fund

October 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 37.2%

Agency Mortgage-Backed Obligations — 37.2%
FHLMC
4.879%, 05/19/17	$5,000	$5,244
4.500%, 02/01/22 to 06/01/26	8,088	8,702
4.000%, 06/01/44	911	969
2.705%, 11/01/15 (A)	1	1
2.571%, 11/01/15 (A)	24	25
2.569%, 11/01/15 (A)	37	38
2.509%, 11/01/15 (A)	10	11
2.500%, 11/01/15 (A)	5	5
2.427%, 11/01/15 (A)	2	2
2.388%, 11/01/15 (A)	36	37
2.384%, 11/01/15 (A)	877	919
2.375%, 11/01/15 to 11/01/15 (A)	13	13
2.369%, 11/01/15 (A)	20	21
2.310%, 11/01/15 to 11/01/15 (A)	14	14
2.260%, 11/01/15 (A)	9	9
2.258%, 12/01/23 (A)	55	57
2.250%, 11/01/15 to 11/01/15 (A)	10	10
2.194%, 11/01/15 (A)	7	7
2.168%, 11/01/15 (A)	8	8
2.125%, 11/01/15 to 11/01/15 (A)	4	4
2.000%, 11/01/15 to 11/01/15 (A)	2	2
1.875%, 11/01/15 (A)	1	1
1.750%, 11/01/15 to 11/01/15 (A)	2	2
1.625%, 11/01/15 to 11/01/15 (A)	1	1
FHLMC REMIC, Ser 2002-42, Cl A5
7.500%, 02/25/42	460	546
FHLMC REMIC, Ser 2006-3148, Cl CF
0.596%, 11/15/15 (A)	400	402
FHLMC REMIC, Ser 2006-3174, Cl FA
0.496%, 04/15/36 (A)	2,823	2,828
FHLMC REMIC, Ser 2010-3628, Cl PJ
4.500%, 01/15/40	4,264	4,605
FHLMC REMIC, Ser 3153, Cl FX
0.546%, 11/15/15 (A)	151	152
FHLMC TBA
4.000%, 11/01/40 to 12/15/40	10,800	11,466
FHLMC, Ser K710, Cl A2
1.883%, 05/25/19	6,000	6,029

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FHLMC, Ser KGRP, Cl A
0.577%, 11/25/15 (A)	$6,048	$6,046
FNMA
7.000%, 06/01/37	13	16
6.500%, 05/01/26 to 01/01/36	348	400
6.000%, 02/01/23 to 09/01/24	3,823	4,208
5.500%, 06/01/16 to 06/01/38	1,034	1,138
5.300%, 07/01/19	725	776
5.000%, 03/01/19 to 08/01/19	121	125
4.500%, 08/01/21 to 01/01/43	18,825	20,478
4.450%, 01/01/21	5,159	5,651
4.383%, 04/01/21	7,710	8,466
4.330%, 04/01/21 to 07/01/21	3,738	4,142
4.301%, 07/01/21	529	585
4.295%, 06/01/21	3,680	4,063
4.230%, 01/01/21	4,680	5,135
4.070%, 04/01/19	1,177	1,265
4.066%, 07/01/20	2,618	2,852
4.050%, 01/01/21	1,000	1,094
4.040%, 06/01/21	11,595	12,690
4.000%, 05/01/26 to 08/01/26	3,445	3,679
3.980%, 08/01/21	2,277	2,488
3.970%, 06/01/21	1,989	2,173
3.890%, 01/01/24	1,134	1,232
3.880%, 12/01/20	93	101
3.870%, 09/01/21	942	1,020
3.840%, 08/01/21	6,917	7,527
3.800%, 01/01/23	1,956	2,120
3.793%, 12/01/20	7,976	8,632
3.770%, 08/01/21	969	1,044
3.750%, 06/01/22	1,248	1,343
3.738%, 06/01/18	2,813	2,981
3.700%, 11/01/20 to 09/01/21	3,483	3,740
3.630%, 01/01/18	2,335	2,437
3.580%, 12/01/20	924	991
3.490%, 12/01/20	6,639	7,082
3.470%, 11/01/20	165	177
3.400%, 03/01/22	3,707	3,929
3.260%, 12/01/20	585	620
3.230%, 11/01/20	1,600	1,699
3.210%, 09/01/21	346	363
2.990%, 10/01/17	3,203	3,299
2.940%, 06/01/22	300	310
2.930%, 05/01/22	719	743

SEI Daily Income Trust / Quarterly Report / October 31, 2015	1

SCHEDULE OF INVESTMENTS (Unaudited)

Short-Duration Government Fund (Continued)

October 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
2.414%, 11/01/15 (A)	$277	$289
2.378%, 11/01/15 (A)	13	14
2.310%, 10/01/22	2,320	2,317
2.250%, 10/01/22	4,117	4,097
2.220%, 10/01/22	2,305	2,298
2.200%, 11/01/15 (A)	435	453
2.150%, 05/01/22	4,752	4,712
2.141%, 11/01/15 (A)	26	26
2.137%, 11/01/15 (A)	132	139
2.101%, 11/01/15 (A)	210	214
2.039%, 11/01/15 (A)	87	90
FNMA REMIC, Ser 1992-61, Cl FA
0.847%, 11/25/15 (A)	54	54
FNMA REMIC, Ser 1993-32, Cl H
6.000%, 03/25/23	22	24
FNMA REMIC, Ser 1993-5, Cl Z
6.500%, 02/25/23	11	12
FNMA REMIC, Ser 1994-77, Cl FB
1.697%, 11/25/15 (A)	4	5
FNMA REMIC, Ser 2001-51, Cl QN
6.000%, 10/25/16	8	8
FNMA REMIC, Ser 2002-3, Cl PG
5.500%, 02/25/17	41	41
FNMA REMIC, Ser 2002-53, Cl FK
0.597%, 11/25/15 (A)	84	85
FNMA REMIC, Ser 2003-76, Cl CA
3.750%, 07/25/33	114	118
FNMA REMIC, Ser 2006-76, Cl QF
0.597%, 11/25/15 (A)	751	756
FNMA REMIC, Ser 2006-79, Cl DF
0.547%, 11/25/15 (A)	629	633
FNMA REMIC, Ser 2007-47, Cl DA
5.600%, 05/25/37	782	866
FNMA REMIC, Ser 2007-64, Cl FB
0.567%, 07/25/37 (A)	4,176	4,182
FNMA REMIC, Ser 2008-16, Cl FA
0.897%, 03/25/38 (A)	6,092	6,172
FNMA REMIC, Ser 2010-149, Cl VA
4.500%, 02/25/22	6,377	6,921
FNMA REMIC, Ser 2010-4, Cl PL
4.500%, 02/25/40	3,476	3,718
FNMA TBA
6.000%, 11/01/37	2,200	2,493
5.000%, 11/01/37	500	551
4.500%, 11/15/34	32,175	34,860
4.000%, 11/12/39 to 12/14/39	10,800	11,490
3.500%, 11/01/40	9,500	10,030
3.000%, 11/25/26	1,900	1,976
FNMA, Ser 2010-M5, Cl A2
2.806%, 07/25/20	4,423	4,518

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
GNMA
6.500%, 04/15/17 to 02/20/39	$563	$646
6.000%, 06/15/16 to 06/15/41	12,681	14,540
5.500%, 10/15/34 to 02/15/41	4,325	4,847
5.000%, 09/15/39 to 04/15/41	2,905	3,216
4.000%, 07/15/41 to 08/15/41	289	308
3.500%, 07/20/45	8,436	8,852
GNMA TBA
6.000%, 11/01/33	1,600	1,802
5.500%, 11/01/33	500	558
5.000%, 11/01/33	500	549
4.000%, 11/01/39	100	107
3.000%, 11/01/42	1,400	1,430
NCUA Guaranteed Notes, Ser 2010-R1, Cl 2A
1.840%, 10/07/20	44	44

Total Mortgage-Backed Securities (Cost $318,020) ($ Thousands)		322,051

U.S. GOVERNMENT AGENCY OBLIGATIONS — 36.3%
FFCB
0.750%, 08/03/17	40,000	39,945
FHLB
0.800%, 07/27/17	25,000	25,010
FHLMC
0.875%, 02/22/17	88,715	89,046
0.750%, 01/12/18	18,525	18,473
FNMA
1.250%, 09/28/16	73,125	73,630
1.250%, 01/30/17	60,125	60,625
HUD
0.930%, 08/01/17	7,000	6,998

Total U.S. Government Agency Obligations (Cost $313,194) ($ Thousands)		313,727

U.S. TREASURY OBLIGATIONS — 9.9%
U.S. Treasury Inflation Protected Security
2.125%, 01/15/19	36,250	42,855

2	SEI Daily Income Trust / Quarterly Report / October 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Short-Duration Government Fund (Continued)

October 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
U.S. Treasury Notes
0.875%, 04/30/17 (C)	$42,465	$42,624

Total U.S. Treasury Obligations (Cost $85,401) ($ Thousands)		85,479

REPURCHASE AGREEMENTS (B) — 26.6%
BNP Paribas 0.090%, dated 10/30/15, to be repurchased on 11/02/15, repurchase price $124,500,934 (collateralized by FNMA, FMAC, GNMA and U.S. Treasury obligations, ranging in par value $5.00 - $37,735,604, 2.500% - 6.500%, 02/29/16 - 05/01/45, with total market value $126,999,000)	124,500	124,500
Deutsche Bank 0.090%, dated 10/30/15, to be repurchased on 11/02/15, repurchase price $106,100,796 (collateralized by a FNMA obligation, par value $104,179,832, 4.500%, 02/0/45, with total market value $108,222,000)	106,100	106,100

Total Repurchase Agreements (Cost $230,600) ($ Thousands)		230,600

Total Investments — 110.0% (Cost $947,215) ($ Thousands)†		$951,857

A list of the open futures contracts held by the Fund at October 31, 2015, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Unrealized Appreciation/ (Depreciation) ($ Thousands)
U.S. 5-Year Treasury Note	(987)	Jan-2016	$110
U.S. 2-Year Treasury Note	217	Dec-2015	(42)
U.S. 10-Year Treasury Note	636	Dec-2015	(240)
U.S. Long Treasury Bond	2	Dec-2015	5

			$(167)

For the period ended October 31, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $865,547($ Thousands).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on October 31, 2015. The demand and interest rate reset features give this security a shorter effective maturity date.

(B)	Tri-Party Repurchase Agreement.

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

HUB — Housing and Urban Development

NCUA — National Credit Union Association

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

†	At October 31, 2015, the tax basis cost of the Fund’s investments was $947,215, and the unrealized appreciation and depreciation were $5,115 ($ Thousands) and $(473) ($ Thousands), respectively.

The following is a summary of the inputs used as of October 31, 2015 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$322,051	$—	$322,051
U.S. Government Agency Obligations	—	313,727	—	313,727
Repurchase Agreements	—	230,600	—	230,600
U.S. Treasury Obligations	—	85,479	—	85,479

Total Investments in Securities	$—	$951,857	$—	$951,857

SEI Daily Income Trust / Quarterly Report / October 31, 2015	3

SCHEDULE OF INVESTMENTS (Unaudited)

Short-Duration Government Fund (Concluded)

October 31, 2015

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$115	$—	$—	$115
Unrealized Depreciation	(282)	—	—	(282)

Total Other Financial Instruments	$(167)	$—	$—	$(167)

*	Futures Contracts are valued at the net unrealized appreciation/(depreciation) on the instruments.

As of October 31, 2015, there were no significant transfers between Level 1 and Level 2 assets and liabilities. As of October 31, 2015, there were no Level 3 securities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

4	SEI Daily Income Trust / Quarterly Report / October 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

GNMA

October 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 92.5%

Agency Mortgage-Backed Obligations — 92.5%
FHLMC TBA
4.000%, 11/01/40 to 12/15/40	$2,000	$2,123
FNMA
8.000%, 07/01/25 to 09/01/28	33	36
7.000%, 08/01/29 to 09/01/32	68	72
6.500%, 09/01/32	77	88
4.250%, 10/01/28	4,572	5,037
4.180%, 11/01/28	1,698	1,860
3.590%, 09/01/30	210	217
FNMA REMIC, Ser 1990-91, Cl G
7.000%, 08/25/20	12	13
FNMA REMIC, Ser 1992-105, Cl B
7.000%, 06/25/22	23	26
FNMA REMIC, Ser 2002-42, Cl C
6.000%, 07/25/2017	147	151
FNMA TBA
3.500%, 11/01/40	875	910
GNMA
10.000%, 05/15/16 to 09/15/19	7	7
9.500%, 08/15/17 to 10/15/20	15	16
9.000%, 12/15/17 to 05/15/22	51	52
8.500%, 10/15/16 to 06/15/17	5	5
8.000%, 04/15/17 to 03/15/32	262	291
7.750%, 10/15/26	26	29
7.500%, 02/15/27 to 10/15/35	204	242
7.250%, 01/15/28	71	79
7.000%, 04/15/19 to 11/15/33	2,384	2,805
6.750%, 11/15/27	11	13
6.500%, 09/15/16 to 10/15/38	888	1,026
6.000%, 12/15/27 to 12/15/40	1,826	2,078
5.500%, 01/15/33 to 02/15/41	3,151	3,564
5.000%, 06/15/33 to 01/20/45	9,766	10,835
4.500%, 08/15/33 to 05/20/44	5,943	6,483
4.000%, 12/15/40 to 11/15/42 (C)	5,145	5,507
3.875%, 05/15/42	1,801	1,912

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
3.500%, 03/20/41 to 11/20/45	$23,709	$24,881
3.000%, 10/15/42 to 09/20/45	10,882	11,121
2.500%, 07/20/45	994	976
GNMA REMIC, Ser 2002-45, Cl QE
6.500%, 06/20/32	348	404
GNMA TBA
4.500%, 11/15/39	400	430
4.000%, 11/01/35 to 11/01/39	600	639
3.500%, 11/15/41	7,250	7,448
3.000%, 11/01/42	4,700	4,801
GNMA, Ser 125, Cl VA
2.700%, 05/16/35	61	62
GNMA, Ser 2003-9, Cl Z
5.500%, 01/20/33 (B)	940	1,057

Total Mortgage-Backed Securities (Cost $94,740) ($ Thousands)		97,296

REPURCHASE AGREEMENTS (A) (B) — 23.9%
BNP Paribas 0.090% dated 10/30/15, to be repurchased on 11/02/15, repurchase price $14,900,112 (collateralized by U.S. Treasury Notes, ranging in par value $3.00 - $10,611,248, 2.500% - 7.000%, 08/15/18 - 08/01/45, with total market value of $15,198,000)	14,900	14,900
Deutsche Bank 0.090% dated 10/30/15, to be repurchased on 11/02/15, repurchase price $10,200,077 (collateralized by a U.S. Treasury Notes, par value $9,987,000, 2.250%, 04/30/21, with total market value of $10,404,046)	10,200	10,200

Total Repurchase Agreements (Cost $25,100) ($ Thousands)		25,100

Total Investments — 116.4% (Cost $119,840) ($ Thousands)†		$122,396

SEI Daily Income Trust / Quarterly Report / October 31, 2015	1

SCHEDULE OF INVESTMENTS (Unaudited)

GNMA (Concluded)

October 31, 2015

A list of the open futures contracts held by the Fund at October 31, 2015, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Unrealized Appreciation/ (Depreciation) ($ Thousands)
U.S. 5-Year Treasury Note	(3)	Jan-2016	$1
U.S. 10-Year Treasury Note	30	Dec-2015	(16)
U.S. Long Treasury Bond	(2)	Dec-2015	4

			$(11)

For the period ended October 31, 2015, the total amound of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $105,114($ Thousands).

(A)	Tri-Party Repurchase Agreement.

(B)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on October 31, 2015. The demand and interest rate reset features give this security a shorter effective maturity date.

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

FMAC — Financial Management Advisory Committee

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

†	At October 31, 2015, the tax basis cost of the Fund’s investemnets was $119,840, and the unrealized appreciation and depreciation were $2,717($ Thousands) and $(161) ($ Thousands), respectively.

The following is a summary of the inputs used as of October 31, 2015 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$97,296	$—	$97,296
Repurchase Agreements	—	25,100	—	25,100

Total Investments in Securities	$—	$122,396	$—	$122,396

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$5	$—	$—	$5
Unrealized Depreciation	(16)	—	—	(16)

Total Other Financial Instruments	$(11)	$—	$—	$(11)

*	Futures Contracts are valued at the net unrealized appreciation/(depreciation) on the instruments.

As of October 31, 2015, there were no significant transfers between Level 1 and Level 2 assets and liabilities. As of October 31, 2015, there were no Level 3 securities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

2	SEI Daily Income Trust / Quarterly Report / October 31, 2015

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as amended (the “1940 Act”) are effective , based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as amended as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Daily Income Trust

By	/s/ Robert A. Nesher
Robert A. Nesher
President

Date: December 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher
President

Date: December 28, 2015

By	/s/ Arthur Ramanjulu
Arthur Ramanjulu
Controller & CFO

Date: December 28, 2015